OFFERING CIRCULAR
-----------------

                            Bank Investment Fund
                                  Fund One
                                75 Park Plaza
                      Boston, Massachusetts 02116-3934
                                617-695-0415
                      --------------------------------

      The Bank Investment Fund (the "Corporation") is an investment company which currently invests and manages two mutual funds derived from voluntary subscriptions made by eligible investors.

      Fund One (the "Fund") is a no-load, diversified, open-end investment fund whose objective is maximum current income consistent with liquidity and the maintenance of a portfolio of high quality investments in short and intermediate term marketable securities issued by the United States Government and its agencies, repurchase agreements and certain money market instruments. The Fund is designed solely for use by eligible investors as an economical and convenient way to make liquid investments. Fund shares are currently offered to the following eligible investors: Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts, the National Cooperative Bank, and directly or indirectly wholly-owned subsidiaries of such institutions (sometimes hereinafter called "Banks").

      Investors should read this Offering Circular and retain it for future reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS OFFERING CIRCULAR. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE COMMISSIONER OF BANKS OF THE COMMONWEALTH OF MASSACHUSETTS (the
"Commissioner of Banks"), NOR HAS THE COMMISSIONER OF BANKS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS OFFERING CIRCULAR. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

      THE SHARES BEING OFFERED ARE NOT SAVINGS ACCOUNTS OR DEPOSITS AND ARE NOT INSURED OR GUARANTEED. SUCH SHARES ARE BEING OFFERED PURSUANT TO AN EXEMPTION FROM THE SECURITIES ACT OF 1933 AND APPLICABLE STATE SECURITIES ACTS AND HAVE NOT BEEN REGISTERED OR QUALIFIED UNDER SUCH ACTS.

                      --------------------------------

           The date of this Offering Circular is February 26, 1999

                              TABLE OF CONTENTS


                                                             Page
                                                             ----

Risk Return Summary                                           1
  Investment Objectives                                       1
  Principal Investment Strategies                             1
  Principal Investment Risk                                   1
  Bar Chart and Performance Table                             2
  Management Discussion                                       4
  Fee Table                                                   4
Investment Objectives and Restrictions                        5
Statutory Limitation on Investments                           6
Dividends                                                     7
Net Asset Value                                               7
Investors' Accounts                                           7
Taxes                                                         7
Auditors and Legal                                            8
Yield                                                         8
How Shares of Fund are Purchased                              8
How Shares of Fund are Redeemed                               9
Transfer Restrictions                                        10
Organization                                                 10
Description of Fund Shares                                   11
Supervision and Regulation                                   11
Investment Advisor                                           11
Transfer Agent                                               12
Operating and Distribution Expenses                          12
Exchange Privilege                                           13
Custodian                                                    13
Year 2000                                                    13
Management of the Fund                                       14
Financial Highlights                                         16
Independent Auditor's Report                                 18
Financial Statements                                         19
Investments                                                  22
Account Application Forms                                    30
Additional Information                                   Back Cover


                            BANK INVESTMENT FUND
                                  FUND ONE
                                75 Park Plaza
                      Boston, Massachusetts 02116-3934

                             RISK RETURN SUMMARY

Investment Objectives

      The investment objective of Fund One is to maximize current income consistent with liquidity of assets and safety of principal.

      The Fund was formed to provide participating banks with a highly liquid, diversified, high-quality investment vehicle designed to assist liquidity management.

Principal Investment Strategies

      The Fund invests principally in short and intermediate term marketable debt securities issued by the United States Government or by agencies of the United States, repurchase agreements, reverse repurchase agreements and money market instruments.

      Asset investments for Fund One include principally those securities eligible to be included in legal liquidity for Massachusetts co-operative banks under Massachusetts General Laws, Chapter 170, Section 22.

      The categories of those securities include, but may not be limited to
a) cash on hand and due from banks, b) certificates of deposit due from any trust company, national banking association or banking company, c) bonds and other direct obligations of the United States or such obligations as are unconditionally guaranteed as to principal and interest by the United States, d) federal agency obligations which have unexpired terms of five years or less, e) repurchase agreements, f) any other debt instrument deemed eligible for legal liquidity by the Commonwealth or its agent, and
g) certain common money market instruments of temporary duration.

      The Fund may enter into reverse repurchase agreements to meet short-term liquidity needs of the Fund. These agreements may not be in excess of three business days. Any such borrowing would be limited to borrowing allowable under Section 18 of the Investment Company Act of 1940 and applicable regulations promulgated thereunder.

Principal Investment Risk

      The main risk factor in the Fund's performance is interest rates. The yield and share price of the Fund change daily based on changes in interest rates and market conditions, and in response to other economic, political or financial events. The Fund's total return includes both income and price gains or losses. While income is the most important component of returns over time, the Fund's emphasis on income does not mean the Fund invests only in the highest-yielding bonds and notes available, or that it can avoid losses of principal. In general, bond and note prices rise when interest rates fall and fall when interest rates rise. Longer-term bonds and notes are usually more sensitive to interest rate changes. In other words, the longer the maturity of a bond or note, the greater the impact a change in interest rates is likely to have on the price.

      An additional risk factor in the Fund's performance is pre-payment risk. Many types of debt securities, including mortgage securities and callable bonds and notes may be subject to a prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.

      These risk factors may adversely effect the Fund's net asset value, yield, total return and loss of money in an investment in the Fund may result.

Bar Chart and Performance Table

      The bar chart shows the changes of the Fund's total return performance from year to year over a ten year period.

      An investor bank may judge the Fund's portfolio performance by comparing it to that of similar mutual funds or to market indices. Performance may also be gauged by the total return of the portfolio over time.

                        BANK INVESTMENT FUND-FUND ONE
                             Annual Total Return


           1991    1992    1993     1994     1995    1996    1997    1998
           ----    ----    ----     ----     ----    ----    ----    ----

          12.11    6.03    6.01    -2.26    12.78     4.1    7.12    6.32

--------------------
During the ten-year period shown in the bar chart, the highest quarterly return was 23.4% (for the quarter ended June 30, 1989) and the lowest quarterly return was - 5.3% (for the quarter ended March 31, 1994).


      The table shows how the Fund's average annual return for one, five and ten years for the periods ended December 31, 1998 compared to those of the Lehman Government 1 - 3 year index. A widely recognized, unmanaged index of fixed income securities.


                                      One      Five     Ten
                                      Year     Year     Year
                                      ----     ----     ----

Bank Investment Fund - Fund One       6.32%    5.50%    7.19%
Lehman Government 1 - 3 year index    6.97%    5.96%    7.35%

--------------------
Total returns are based on past results and are not a prediction of future performance.


                        BANK INVESTMENT FUND-FUND ONE
                            Investment Comparison


                   1988      1989      1990      1991      1992      1993      1994      1995      1996      1997      1998
                   ----      ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Shearson Lehman
 1-3 Yr. Treas.   10,000    11,068    12,150    13,596    14,434    15,216    15,291    16,947    17,809    18,993    20,317
Fund One          10,000    11,102    12,157    13,629    14,451    15,319    14,973    16,887    17,578    18,830    20,021

--------------------
The line graph assumes an initial investment of $10,000, in Fund One and the Lehman Government 1-3 year index, at the beginning of the first year. The line graph compares this initial and subsequent account values at the end of the most recently completed ten years.


Management Discussion

      Fund One reflected a total return of 6.32% for the year ended December 31, 1998. During the same period, the Lehman 1-3 year index, which consists of government and agency securities of comparable maturities to the majority of the portfolio, had a total return of 6.97%. The Fund's portfolio performance in 1998 was slightly less favorable than the index. This difference is attributed to both the overall net asset decrease in 1998 and the Fund's investment income stream, including reduction in interest income from higher yielding investment securities called in 1998 and reinvested in then existing lower market rates. The Federal Reserve Bank lowered short-term interest rates by 25 basis points on September 29, 1998, October 15, 1998, and November 17, 1998. During this period, the Federal funds rate moved from 5.50% to 4.75%. Financial unrest in international markets in Russia, Japan, other Pacific Rim countries and Latin America were factors which prompted this action by the Federal Reserve. These interest rate changes are expected to alleviate any domestic impact to the U.S. economy from those global economic problems. The portfolio turnover ratio was 50.00% in 1998 as compared to 25.93% in 1997. The increased portfolio turnover is primarily attributed to the reinvestment of maturing and called securities in light of the declining interest rate environment in 1998. While securities were called in the third and fourth quarters of 1997, investment securities were called throughout 1998. In 1997, the established portfolio positions allowed management to limit its investment activity, primarily to new share investments and the reinvestment of maturing or called securities, in light of the declining interest rate environment in the third and fourth quarters of 1997.

Fee Table

      This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                         Year Ended
                                                      December 31, 1998
                                                      -----------------

      Shareholder Transaction Expenses*                              0%
      Annual Fund Operating Expenses
       (as a percentage of average net assets)
        Management Fees                                              0%
        12b-1 Fees                                                 .08%
        Other Expenses
          Compensation, Payroll, Taxes, & Benefits    .24%
          Occupancy                                   .04%
          Remainder                                   .12%
                                                      ---
                                                                   .40%
                                                                   ---
      TOTAL FUND OPERATING EXPENSES                                .48%
                                                                   ---

--------------------
<F*>  The Fund charges no sales load or deferred sales load on any purchase, reinvested dividend, exchange, or redemption transactions.


Example

      You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return and (2) with or without redemption at the end of each time period:


                               1 Year    3 Years    5 Years    10 Years
                               ------    -------    -------    --------

      December 31, 1998        $49.12    $155.01    $272.02    $621.13


      The purpose of the foregoing table, which is based upon the Fund's fiscal year ended December 31, 1998, is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Example provided is intended to show the dollar amount of expenses that would be incurred over the indicated periods on a hypothetical $10,000 investment in the Fund, assuming a 5% annual return and assuming that the Fund's expenses continue at the rates shown in the table. However, the actual return on an investment in the Fund may be greater or less than 5%. Furthermore, the Example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

                   INVESTMENT OBJECTIVES AND RESTRICTIONS

      The investment objective of the Fund is to achieve as high a level of current income as is consistent with safety of principal.

      The Fund was formed to provide participating banks with a highly liquid, diversified, high-quality investment vehicle designed to assist liquidity management. By pooling the money of its investors, it is able to offer the economies of size and diversification of maturities normally available to a large corporate and institutional investors.

      Shares of the Bank Investment Fund are eligible investments to be included in legal liquidity under Massachusetts General Laws, Chapter 170,
Section 22.

      The Board of Directors of the Corporation has investment discretion with regard to Fund One assets.

      The Corporation is authorized by statute to invest its assets in a variety of debt and equity securities. No more than 5% of the Corporation's assets, at the time of purchase, may be invested in the securities of any one issuer except for direct obligations of the United States or obligations guaranteed by the United States, and other obligations issued under certain Federal programs or by certain federal agencies or instrumentalities.

      The Fund is further restricted through the investment policy maintained by the Corporation's Officers and Directors. The investment policy for the Fund restricts the Corporation from a) making any investment in equity securities for the Fund, b) making any intermediate or long-term investment in corporate (non-governmental) debt securities for the Fund and
c) investing more than 25% of the Fund's total assets in the securities of a particular industry other than U.S. Government or Federal agency securities.

               STATUTORY LIMITATION ON INVESTMENTS IN THE FUND
                           BY PARTICIPATING BANKS

      Under Massachusetts General Laws, Chapter 167F, Section 3(2) as amended, a participating or eligible savings bank or co-operative bank may invest an amount in excess of 100% of its capital and surplus in any distinct non-equity investment fund of the Corporation except to the extent that the Commissioner of Banks for the Commonwealth of Massachusetts may by regulation set limits and conditions. The participating bank will be responsible for monitoring and compliance with this limitation.

      Under Massachusetts General Laws, Acts of 1932, Chapter 45, Section 7, as amended, The Co-operative Central Bank Reserve Fund may not invest or hold at any one time more than 20% of its assets with the Corporation.

      Investments in the Fund are affected by Section 303 of the FDIC Improvement Act of 1991 which limits investments by FDIC-insured state banks (including Massachusetts co-operative banks, savings banks and trust companies) in common or preferred stock or shares of mutual funds to the extent that such investments are permissible for national banks. Permissible national bank investments, as described in section 24(7) of the National Bank Act and 12 C.F.R. Part 1, include mutual funds which invest in securities and financial instruments eligible for direct investment by national banks. A state bank's investment in Fund One is subject to the quantitative limits, on a pass-through basis, as are applicable to national banks under 12 C.F.R. Part 1. The investment portfolio composition of Fund One is comprised of securities and other financial instruments in which national banks may invest without limitation (e.g., U.S. Government and federal agency obligations).

      Federally chartered savings banks and savings and loan associations (with their principal place of business in Massachusetts) may invest in an open-end mutual fund, such as Fund One, which invests in securities and financial instruments in which such institutions may invest directly. For purposes of determining compliance with quantitative investment limitations under the Home Owners Loan Act ("HOLA"), an investing bank's or association's proportionate share of a mutual fund's individual investments will, under 12 CFR, 560.32, be aggregated with such investments held directly. (The investments held by Fund One may also be held without limitation by federally chartered savings banks and savings and loan associations.) Apart from compliance with applicable investment limitations, a bank or association may invest, without prior notice to the Office of Thrift Supervision, an amount up to 15% of its total capital in any one mutual fund, or up to 50% of total capital in all such pass-through investment vehicles. Investments in excess of the 15% and 50% limits may only be made when thirty days' advance notice has been provided to the Office of Thrift Supervision.

      Certain federally chartered savings banks who converted from a Massachusetts savings bank charter may, under certain grandfather provisions of HOLA, retain broader investment authority than that described in the preceding paragraph. For example, section 5(i) of HOLA grandfathers state authorized investment powers of certain Federal savings banks in existence as of the date of enactment of Federal statutes (e.g., the Financial Institution Reform, Recovery, and Enforcement Act of 1989) which may have otherwise limited such investments.

                                  DIVIDENDS

      The Fund distributes all of its net income on a daily basis. Dividends are declared on each day that the Fund is open for business. Investors receive dividends in additional shares unless they elect to receive cash. Payment is made in additional shares at the net asset value on the payable date or in cash, on a monthly basis.

      Investors wishing to change the method of receiving dividends must notify the Fund in writing at least one week before payment is to be made.

      Net income of the Fund consists of all interest income accrued and earned, less estimated expenses of the Fund. Distributions of realized net capital gains, if any, are declared and paid once each year and are reinvested in additional shares at net asset value or, at each shareholder's option, paid in cash.

                               NET ASSET VALUE

      The Fund's net asset value per share is determined as of the close of the New York Stock Exchange on days when the Custodian Bank (State Street
Bank) is open for business. The net asset value per share is determined by adding the appraised value of all securities and all other assets, deducting liabilities and dividing by the number of shares outstanding. U.S. debt securities are normally valued on the basis of valuations provided by market makers. Such prices are believed to reflect the fair value of such securities and to take into account appropriate factors such as institutional size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, and other market data. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

                             INVESTORS' ACCOUNTS

      The Fund maintains an account for each investor in full and fractional shares. All purchase and sale transactions are confirmed to the investor. Statements of account showing all transactions for the month, including dividends paid, are sent to participating banks on a monthly basis.

                                    TAXES

      The Fund has qualified as a regulated investment company under the Internal Revenue Code and will not be liable for federal income taxes to the extent its earnings are distributed. Dividends derived from interest, together with distributions of any short-term capital gains, are taxable as ordinary income, whether or not reinvested. Dividends of the Fund do not qualify for the dividends received exclusion for corporations.

      Distributions of net long-term capital gains, if any, realized by the Fund are made at least annually and are taxable to shareholders. In addition, an investing Bank may realize a capital gain or loss in any year in which it redeems shares. It should be noted that long-term capital gain distributions and/or capital gains or losses realized from redemptions on or after January 1, 1987 will be taxed at the same rates as ordinary income under the provisions of the Tax Reform Act of 1986.

      A statement setting forth the federal income tax status of all distributions made during each calendar year is sent to each shareholder promptly after the end of such year.

                             AUDITORS AND LEGAL

      Parent, McLaughlin and Nangle, Certified Public Accountants, Inc., are the auditors of the Fund. The law firm of Steptoe and Johnson has passed upon certain legal matters of the Fund in connection with the shares offered by this offering circular.

                                    YIELD

      The yield for the 30-day period ended December 31, 1998 was 5.69%. Yield is calculated based on the 30 days ending on the date of the most recent statement of Assets and Liabilities, (as presented elsewhere within). A standard formula as required by the Securities and Exchange Commission is utilized for the computation of this yield amount. Net Investment Income in the formula differs from actual Net Investment Income as included in the Statement of Operations (included elsewhere within). Net Investment Income as reflected in the formula includes yield based upon market valuation of the portfolio at the commencement of the 30 day period. This yield amount may differ from the ratio of Net Investment Income to Average Net Assets reflected in selected financial information (as presented elsewhere within). The Fund yield fluctuates as a result of numerous factors. Therefore, the yield stated here is not necessarily representative of the Fund's future yield. The 30 day yield, for the most recent calender month end, may be obtained by directly calling the Rate Line 617-695-0419 or by calling our main office telephone number 617-695-0415 collect.

                    HOW SHARES OF THE FUND ARE PURCHASED-
                       TELEPHONE INVESTMENT PROCEDURE

      Shares of the Fund are offered for sale on days on which both the New York Stock Exchange and the custodian bank are open for business. There is no sales charge. The minimum initial investment is $50,000.00 (although in certain cases the Corporation may require a larger minimum investment in accordance with requirements of applicable securities laws). Additional investments may be made in any amount in excess of the minimum.

Bank Wire Transfers

      Call your correspondent bank and speak to your account officer. Tell him that you want to transfer funds to State Street Bank and Trust Company. Instruct him to wire transfer the money before 12:00 noon, Boston time, to:

                 State Street Bank and Trust Company
                 Boston, Massachusetts
                 Routing number: 0110-0002-8
                 For account of the Bank Investment
                 Fund, Fund One
                 Account number: 9006-930-3

Internal Money Transfers

      If your correspondent bank account is with the State Street Bank and Trust Company, contact your account officer and instruct him to transfer funds from your account to the account of the Bank Investment Fund, Fund One, Account number: 9006-930-3.

      AFTER INSTRUCTING YOUR BANK TO TRANSFER FUNDS, PLEASE CALL THE FUND AND TELL US THE AMOUNT YOU TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. REMEMBER, IT IS IMPORTANT TO DO THIS BEFORE 12:00 NOON.

      The securities market, in which the Fund buys and sells securities, usually requires immediate settlement in Federal funds for all security transactions; therefore, payment for the purchase of Fund shares not received in the form of Federal funds will be recorded as share subscriptions, and not invested in Fund shares until such payments are converted into Federal funds. Payments received by bank wire can be converted immediately into Federal funds; any other form of payment will result in a delay. Orders received prior to 12:00 noon, Boston time, will be invested in shares of the Fund at the next determined net asset value.

                    HOW SHARES OF THE FUND ARE REDEEMED-
                       TELEPHONE REDEMPTION PROCEDURE

      An investor may withdraw all or any portion of his investment by redeeming shares on any day that the Fund is open for business at the next determined net asset value. The proceeds of redemptions will be wired directly to the investor's bank account within one business day. The Fund reserves the right to delay withdrawal requests up to 7 business days after any investment that has been made with uncollected funds.

      The right of redemption can be suspended and the payment of the redemption proceeds deferred during any period in which a) the New York Stock Exchange is closed or trading on such Exchange is restricted or b) the Securities and Exchange Commission deems an emergency to exist, or during any other period permitted by order of the Commission for the protection of investors.

Bank Wire Transfers

      Call the Fund by 12:00 noon (Call or Trade Date) to redeem shares the following day (Settlement Date). When the amount to be redeemed is at least $5,000.00, the Fund will automatically wire transfer the amount to your correspondent bank account at settlement.

Internal Money Transfers

      If your bank's account is with the State Street Bank and Trust Company, contact the Fund by 12:00 noon (Call or Trade Date) for redemption of shares the following day (Settlement Date). The Fund will transfer the amount from its account to your account at State Street Bank and Trust Company at settlement.

                            TRANSFER RESTRICTIONS

      Fund shares may not be transferred by banks holding such shares to any persons other than an eligible bank (except that the shares may be pledged to such other persons or they may be transferred to The Co-operative Central Bank, hereinafter the "Central Bank"). If the Fund shares are acquired by any other persons by operation of law or by foreclosure upon the pledge of such shares (or through transfer, in the case of the Central Bank), the Corporation must offer to repurchase the shares from such person at net asset value of the shares. If such offer is refused, no dividend may be paid by the Corporation or Fund on such shares, and the redemption price which the holder of such shares may obtain in any subsequent repurchase of those shares by the Corporation or Fund is limited to the net asset value of the shares on the date of the Corporation's offer.

      In the event of any transfer, it is extremely important to notify the Corporation immediately of any purchase, sale or transfer of Fund shares not made through the Corporation or its transfer agent. Immediate notification should be furnished to the Corporation by telephone, with written notification as a follow-up thereto. Prompt notification is essential to avoid any delay in redemption offer and loss of earnings. Please remember that a statutory restriction exists on the Corporation and it would be unable to pay a dividend to an ineligible holder after expiry of the 30-day repurchase period which is statutorily available following such transfer.

                                ORGANIZATION

      The Corporation was organized effective April 7, 1985 pursuant to a Special Act of the Commonwealth [Acts of 1984, Chapter 482 as amended] of Massachusetts under its chartered name "Co-operative Bank Investment Fund" and does business under the name "Bank Investment Fund." The Special Act indicates that the purpose of the Corporation is to hold, invest, reinvest and manage one or more mutual investment funds, which shall include all property of the Corporation, to be derived from voluntary subscription thereto by the Banks.

      The Corporation is an open-end diversified management investment company authorized to invest its assets in certain real estate mortgages, and a variety of other investments, including direct obligations of the United States, obligations guaranteed by the United States, obligations guaranteed by the Federal National Mortgage Association, bonds and other evidences of indebtedness of corporations, shares of common or preferred stock registered on a national securities exchange or for which quotations are available through the National Quotation Bureau, Inc. or a comparable service, or through a national securities market established in conformance with Section 11A of the Securities Act of 1934, and other debt and equity securities. Fund One will only invest in those securities described under "Investment Policy" and "Investment Restrictions" elsewhere herein.

      The business of the Corporation is conducted by a Board of Directors elected by the Corporation's Incorporators and the Directors have investment discretion relative to Corporation assets. The Incorporators of the Corporation are the Directors of The Co-operative Central Bank, which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks.

      The Corporation operates pursuant to an exemption from the sections of the Investment Company Act of 1940 which deal with (a) voting rights of security holders and (b) the manner of sale of redeemable shares.

      Only Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts, The National Cooperative Bank and directly or indirectly wholly-owned subsidiaries of such institutions are currently offered shares in the Fund. Such investors may purchase shares of beneficial interest, which do not entitle the shareholders thereof to voting rights of any nature, including investment policy matters.

                         DESCRIPTION OF FUND SHARES

      The Corporation has no capital stock. Beneficial ownership in each of the Corporation's funds is represented by shares of beneficial ownership, as recorded in book entry form. Each share is equal in every respect to every other share, except that if the Directors of the Corporation establish distinct investment funds, shares will be issued in distinct classes and each share within each class will be equal in every respect to every other share of that class.

      The shares of beneficial ownership are no par, non-voting, with a stated value of $1,000, issued in book entry form only. Investment and redemption of shares is effected at the net asset value as described elsewhere herein. Shares are recorded in whole and/or fractional shares, as applicable. Physical certificates are not issued. Monthly statements are furnished to reflect share balance and activity.

      With regard to the absence of voting rights, management believes that eligible investors are adequately protected because of a) regulation by the Commissioner of Banks, b) the redeemable nature of the shares, c) representation of co-operative bank investors in the election of Directors of the Central Bank, who as Incorporators elect the Corporation's Directors, and d) representation of savings bank investors by an advisor at such corporate meetings of the Incorporators.

                         SUPERVISION AND REGULATION

      As provided by Massachusetts statute [Chapter 482, Acts of 1984 as amended] the Corporation is subject to the supervision of the Commissioner of Banks of the Commonwealth of Massachusetts. Periodic reporting to the Commissioner of Banks is also required by the same statute. The Corporation is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended, and is subject to reporting requirements thereunder.

                             INVESTMENT ADVISOR

      The Corporation presently does not employ the services of any investment advisory or management services company. Investment decisions for the Fund are made by authorized officers of the Corporation, subject to approval or ratification by its Board of Directors. The Corporation reserves the right at any time in the future to appoint an investment advisor at any reasonable and customary fee as may be agreed when, in the opinion of the Corporation Directors, the use of such advisory or management services would improve Fund performance.

                               TRANSFER AGENT

      The Corporation maintains the records for the investment, redemption, and/or transfer of Fund shares. The Corporation reserves its right at any time in the future to appoint a separate transfer agent at any reasonable and customary fee as may be agreed when, in the opinion of the Corporation Directors, the use of such transfer service is necessary. The limited number of shareholders and nature of Fund operation does not, at this time, justify the use of a separate agent and would only be an extra or unnecessary expense.

                     OPERATING AND DISTRIBUTION EXPENSES

      Normal expenses which may be borne by the Fund include, but are not limited to: Director fees, salaries and wages, payroll taxes, employee benefits, taxes, corporate fees, occupancy, furniture and equipment, data processing, legal, auditing and accounting, telephone and postage, custodial and other bank fees, preparation, printing and distribution of reports, insurance, membership fees, organization, and other miscellaneous expenses.

      The Corporation has adopted a plan of distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan") providing that the Fund will pay certain expenses incurred by the Corporation which may be considered to be primarily intended to result in the sale of shares in the Fund. The expenses which may be incurred pursuant to the Plan include, without limitation, those for the preparation, printing and distribution of written materials for other than existing investors, preparation and distribution of advertising material and sales literature, direct payments to sales personnel, and other similar activities. The maximum expenditures which may be made pursuant to the Plan in any year is .12 of 1% of the average daily net asset value of the Corporation for such year. The Board of Directors of the Corporation has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

      Expenditures of $101,919 (.08% of average net assets) pursuant to the 12b-1 plan were incurred in and for the year ended December 31, 1998:
$5,200 for advertising in trade journals and similar publications; $4,919 for printing and mailing of offering circulars; $41,800 for compensation, payroll taxes and benefits for personnel in sales and customer service; $36,300 for sponsorship of annual subscriptions and other promotional materials; and $13,700 for other plan expenses.

      Because more than one fund will be operated by the Corporation, operating expenses and expenses incurred pursuant to the Plan related directly to a single fund operation will be charged directly to that fund. Common or indirect expenses will be allocated among funds in accordance with the annual budget as determined by the Board of Directors of the Corporation to be fair and equitable or on such other basis as the Board of Directors of the Corporation may determine from time to time to be fair and equitable.

      The Corporation reimbursed the Central Bank for expenses paid on behalf of the Corporation and for its proportionate share of expense items used in common by both the Corporation and the Central Bank. All fees and expenses for the Fund are estimated and accrued daily. Actual operating expenses for the year ended December 31, 1998 was .48% of average net assets. Operating expenses paid to the Central Bank for the year ended December 31, 1998 was $40,800.

                             EXCHANGE PRIVILEGE

      Shares of the Fund may be exchanged for shares of another fund on the basis of the respective net asset value of the shares involved, to the extent that additional funds are established by the Corporation.

                                  CUSTODIAN

      The Corporation is required by statute to at all times employ a national banking association located in the Commonwealth of Massachusetts, or a Massachusetts state-chartered bank authorized to exercise trust powers, as the Corporation's or Fund's custodian, to hold the securities owned by the Corporation and any monies delivered by the Corporation's or Fund's shareholders or due to the Corporation or Fund. Purchase and sale transactions are effected through or by the custodian bank upon the instructions of the Corporation.

      The State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 serves as custodian of the Fund's cash and investments.

                                  YEAR 2000

      All software provided and maintained by Bankware, Inc. in use by the Bank Investment Fund is currently year 2000 compliant. Software review, evaluation, update, implementation and testing validation were completed prior to December 31, 1998. We fully expect to process participating banks' investments, redemptions and monthly interest payments in Fund One without disruption in the year 2000. Cost related to this year 2000 systems issue were not material. The Fund recorded expense of $6,108 in 1998 in this regard. Little, if any, further expense is expected.

      Like other mutual funds and other financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by its third party transaction processors, such as custodians, banks, broker dealers or others that the Fund does business with, do not properly process the date from and after January 1, 2000. The Fund continues to seek assurances that comparable steps are being taken by these third party processors. However, there can be no assurance that these steps will be sufficient to prevent any adverse impact on the Fund.

                           MANAGEMENT OF THE FUND

      The Incorporators of the Corporation are the Directors of The Co-operative Central Bank which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks. The Board of Directors of the Corporation is elected by the Incorporators.

      The Fund's primary investment officer is James L. Burns, Jr., President. He has held this position since inception of the Fund in 1985. For more than 15 years prior to the inception of the Fund, he managed investment portfolios for the Co-operative Central Bank and the State Street Bank and Trust Company.

      Directors and Officers of the Corporation, together with information as to their principal business occupations during the past five years, are shown below:

James L. Burns, Jr., President      President of The Co-operative Central Bank,
 and Chief Executive Officer         75 Park Plaza, Boston, MA 02116-3934

William F. Casey, Jr.,              Executive Vice President and Treasurer
 Executive Vice President            of The Co-operative Central Bank,
                                     75 Park Plaza, Boston, MA 02116-3934

Susan L. Ellis, Vice President      Vice President of The Co-operative Central
 and Treasurer Bank,                 75 Park Plaza, Boston, MA 02116-3934

Jeremiah J. Foley, Vice President   Vice President of The Co-operative Central
 and Clerk of the Corporation        Bank, 75 Park Plaza, Boston, MA 02116-3934

Robert E. Haley, Vice President     Vice President of Bank Investment Fund,
                                     75 Park Plaza, Boston, MA 02116-3934

Annemarie Lee, Vice President       Assistant Vice President of The
                                     Co-operative Central Bank,
                                     75 Park Plaza, Boston, MA 02116-3934

Claire R. Bothwell, Director        Chairman of the Board of the Ware
                                     Co-operative Bank, Main Street,
                                     Ware, MA 01082

Robert F. Day, Director             President of The Needham Co-operative Bank,
                                     1063 Great Plain Ave., Needham, MA 02192

Charles P. Hooker, Director         Chairman of the Board of The Pittsfield
                                     Co-operative Bank, 70 South Street,
                                     Pittsfield, MA 01202

Ronald E. Lestan, Director          President of The Walpole Co-operative Bank,
                                     982 Main Street, Walpole, MA 02081

Walter A. Murphy, Director and      Chairman of the Board of the Falmouth
 Clerk of the Board                  Co-operative Bank, P.O. Box 567,
                                     Falmouth, MA 02541

John H. Pearson, Jr., Director      President of Butler Bank-A Co-operative
                                     Bank, 10 George Street, Lowell, MA 01852

                            --------------------

                                 IN MEMORIUM

      The Directors, Officers and Staff of the Bank Investment Fund note with great sorrow the passing of Mr. John T. Day on January 28, 1999. Mr. Day served as a member of the Board of Directors since 1985 and as Chairman of the Board since 1990. Mr. Day was the Chairman and Chief Executive Officer of the Mt. Washington Co-operative Bank. His intelligence, humor, friendship and guidance will be sadly missed.

                            FINANCIAL HIGHLIGHTS
               (For a share outstanding throughout each year)

      The financial highlights table is intended to help you understand the Fund's financial performance for the past 10 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Parent, McLaughlin & Nangle, whose report, along with the Fund's financial statements, are included elsewhere herein.


                                             Year Ended  December 31,
                                         --------------------------------
                                           1998        1997        1996
                                         --------    --------    --------

Net asset value, beginning of period     $ 983.75    $ 974.80    $ 996.20
                                         --------    --------    --------
Income from investment operations:
  Net investment income                     56.88       58.35       60.41
  Net realized and unrealized gain
   (loss) on investment transactions         3.75        8.95      (21.40)
                                         --------    --------    --------
    Total from investment operations        60.63       67.30       39.01
                                         --------    --------    --------

Less distributions:
  Dividends from net investment income     (56.88)     (58.35)     (60.41)
  Distributions from capital gains           0.00        0.00        0.00
                                         --------    --------    --------
    Total distributions                    (56.88)     (58.35)     (60.41)
                                         --------    --------    --------
Net asset value, end of period           $ 987.50    $ 983.75     $974.80
                                         ================================
    Total return                             6.32%       7.12%       4.10%

Ratios/Supplemental data:
  Net assets, end of year (in 000's)     $128,475    $143,608    $151,591
  Ratio of expenses to average
   net assets                                0.48%       0.45%       0.43%
  Ratio of net investment income
   to average net assets                     5.74%       5.98%       6.21%
  Portfolio turnover rate                   50.00%      25.93%      49.26%


      Portfolio turnover was computed including U.S. Governments and U.S. Government Agency obligations with maturities in excess of one year.

                     See notes to financial statements.


                                                                        Year Ended December 31,
                                         --------------------------------------------------------------------------------------
                                           1995        1994         1993         1992         1991         1990         1989
                                         --------    ---------    ---------    ---------    ---------    ---------    ---------

Net asset value, beginning of period     $ 944.75    $1,029.85    $1,042.13    $1,061.56    $1,028.78    $1,022.17    $1,001.04
                                         --------    ---------    ---------    ---------    ---------    ---------    ---------
Income from investment operations:
  Net investment income                     66.14        62.34        73.54        80.89        84.63        86.58        84.76
  Net realized and unrealized gain
   (loss) on investment transactions        51.45       (85.10)      (12.28)      (19.43)       32.78         6.61        21.13
                                         --------    ---------    ---------    ---------    ---------    ---------    ---------
    Total from investment operations       117.59       (22.76)       61.26        61.46       117.41        93.19       105.89
                                         --------    ---------    ---------    ---------    ---------    ---------    ---------

Less distributions:
  Dividends from net investment income     (66.14)      (62.34)      (73.54)      (80.89)      (84.63)      (86.58)      (84.76)
  Distributions from capital gains           0.00         0.00         0.00         0.00         0.00         0.00         0.00
                                         --------    ---------    ---------    ---------    ---------    ---------    ---------
    Total distributions                    (66.14)      (62.34)      (73.54)      (80.89)      (84.63)      (86.58)      (84.76)
                                         --------    ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period           $ 996.20    $  944.75    $1,029.85    $1,042.13    $1,061.56    $1,028.78    $1,022.17
                                         ========    =========    =========    =========    =========    =========    =========
    Total return                            12.78%       -2.26%        6.01%        6.03%       12.11%        9.59%        1.02%

Ratios/Supplemental data:
  Net assets, end of year (in 000's)     $146,555    $ 129,330    $ 146,767    $ 163,972    $ 196,201    $ 210,439    $ 233,920
  Ratio of expenses to average
   net assets                                0.45%        0.50%        0.39%        0.33%        0.28%        0.37%        0.37%
  Ratio of net investment income
   to average net assets                     6.75%        6.37%        7.01%        7.79%        8.29%        8.54%        8.36%
  Portfolio turnover rate                   84.45%       43.43%       30.04%       44.93%       23.24%       50.30%      110.10%


                     See notes to financial statements.

                        INDEPENDENT AUDITOR'S REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
 BANK INVESTMENT FUND-FUND ONE
 BOSTON, MASSACHUSETTS

      We have audited the accompanying statement of assets and liabilities of Bank Investment Fund-Fund One, including the schedule of portfolio investments, as of December 31, 1998 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodians and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bank Investment Fund-Fund One as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.


                                       /s/ Parent, McLaughlin & Nangle
                                       Certified Public Accountants

                                       LOGO FOR Parent, McLaughlin & Nangle

           Member of the SEC Practice Section, American Institute
                       of Certified Public Accountants


January 28, 1999


                        BANK INVESTMENT FUND-FUND ONE

                     STATEMENT OF ASSETS AND LIABILITIES
                              December 31, 1998



ASSETS:
  INVESTMENTS IN SECURITIES, at value
   (Identified cost $121,737,234)                                                  $122,659,962

  REPURCHASE AGREEMENTS                                                               6,330,000

  INTEREST RECEIVABLE                                                                 1,971,031

  CASH                                                                                   50,649
                                                                                   ------------

      TOTAL ASSETS                                                                  131,011,642
                                                                                   ------------

LIABILITIES:
  ACCOUNTS PAYABLE-BROKER                                                             2,000,000

  DIVIDENDS PAYABLE                                                                     410,103

  ACCRUED EXPENSES                                                                      126,210
                                                                                   ------------

      TOTAL LIABILITIES                                                               2,536,313

NET ASSETS: (Equivalent to $987.5026 per share based on 130,101.2565 shares of
 beneficial interest outstanding)                                                  $128,475,329
                                                                                   ============

REPRESENTED BY:
  Paid-in Capital                                                                  $144,814,662
  Accumulated net losses on investments                                             (17,262,056)
  Unrealized appreciation of investments-net                                            922,723
                                                                                   ------------

      TOTAL NET ASSETS                                                             $128,475,329
                                                                                   ============


                     See notes to financial statements.



                        BANK INVESTMENT FUND-FUND ONE

                           STATEMENT OF OPERATIONS
                        Year Ended December 31, 1998


INVESTMENT INCOME:
  Interest income, net of interest expense of $11,583                             $8,294,216

EXPENSES:
  Compensation, payroll taxes and benefits-officers                  $233,305
  Compensation, payroll taxes and benefits-other                       84,983
  Distribution expenses                                               101,919
  Occupancy                                                            59,539
  Meetings and travel                                                  36,400
  Professional fees                                                    32,635
  Equipment and data processing                                        28,600
  Directors' fees                                                      16,800
  Postage and telephone                                                14,100
  Stationary and supplies                                               7,300
  Shareholder reports                                                   4,919
  Insurance expense                                                     4,800
  Custodian and other bank service fees                                 3,300
  Other expenses                                                       15,150
                                                                     --------
      TOTAL EXPENSES                                                                 643,750
                                                                                  ----------
       INVESTMENT INCOME-NET                                                       7,650,466
                                                                                  ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                                     2,375
  Change in net unrealized appreciation on investment securities                     588,959
                                                                                  ----------
      Net realized and unrealized gain on investments                                591,334
                                                                                  ----------
      NET INCREASE IN NET ASSETS RESULTING FROM
       OPERATIONS                                                                 $8,241,800
                                                                                  ==========


                     See notes to financial statements.


                        BANK INVESTMENT FUND-FUND ONE

                     STATEMENT OF CHANGES IN NET ASSETS



                                                                  Year Ended December 31,
                                                               -----------------------------
                                                                   1998             1997
                                                                   ----             ----

INCREASE IN NET ASSETS FROM OPERATIONS:
  Investment income-net                                        $  7,650,466     $  8,839,050
  Net realized gain on investments                                    2,375            5,078
  Unrealized appreciation-net                                       588,959        1,330,580
                                                               -----------------------------

      Net increase in net assets resulting from operations        8,241,800       10,174,708

DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net                                          (7,650,466)      (8,839,050)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST-NET
 DECREASE                                                       (15,724,503)      (9,318,402)
                                                               -----------------------------

      TOTAL DECREASE IN NET ASSETS                              (15,133,169)      (7,982,744)

NET ASSETS:
  Beginning of year                                             143,608,498      151,591,242
                                                               -----------------------------

  End of year                                                  $128,475,329     $143,608,498
                                                               =============================


                     See notes to financial statements.


                        BANK INVESTMENT FUND-FUND ONE

                          PORTFOLIO OF INVESTMENTS
                              December 31, 1998

Obligations of Federal Agencies-95.4%

                                     Par        Coupon        Maturity Date           Value
                                     ---        ------        -------------           -----

Federal Farm Credit Bank         $ 2,500,000    6.19%           03/19/01           $  2,560,937
                                   2,000,000    6.20            04/09/01              2,050,000
                                   2,500,000    6.78            01/15/02              2,502,344
                                 -----------                                       ------------
                                 $ 7,000,000               (Cost $  7,000,000)     $  7,113,281
                                 -----------                                       ------------

Federal Home Loan Bank           $ 3,000,000    7.88%           02/09/00           $  3,093,750
                                   1,000,000    6.00            12/14/00              1,019,375
                                   1,985,000    5.745           01/25/01              1,982,519
                                   2,000,000    5.735           02/13/01              1,996,250
                                   2,000,000    6.04            02/14/01              1,998,125
                                   5,000,000    6.09            03/21/01              5,118,750
                                   5,000,000    6.48            01/08/02              5,045,312
                                   3,000,000    6.60            09/03/02              3,028,125
                                   2,000,000    6.015           02/05/03              2,000,000
                                   2,000,000    5.73            11/24/03              1,981,875
                                   2,000,000    6.08            12/01/03              2,004,375
                                 -----------                                       ------------
                                 $28,985,000               (Cost $ 28,985,000)     $ 29,268,456
                                 -----------                                       ------------

Federal Home Loan Mortgage
 Corporation                     $ 2,000,000    7.98%           01/19/00           $  2,061,250
                                   4,000,000    6.125           03/03/03              4,003,750
                                   2,000,000    6.15            03/06/03              2,016,250
                                   2,000,000    5.48            10/08/03              1,985,625
                                   1,500,000    5.85            11/19/03              1,487,344
                                 -----------                                       ------------
                                 $11,500,000               (Cost $ 11,488,639)     $ 11,554,219
                                 -----------                                       ------------

Federal National Mortgage
 Association                     $ 2,000,000    5.91%           01/12/01           $  1,996,250
                                   2,000,000    5.84            01/19/01              2,000,000
                                   2,500,000    6.37            03/22/01              2,503,906
                                   3,000,000    6.45            04/12/01              3,007,500
                                 $ 4,500,000    6.40%           05/02/01           $  4,651,875
                                   1,500,000    5.35            12/17/01              1,498,594
                                   2,500,000    6.375           01/16/02              2,600,000
                                   5,000,000    6.45            12/16/02              5,059,375
                                   2,000,000    6.15            12/26/02              2,013,125
                                   2,000,000    5.96            02/07/03              2,004,375
                                   2,500,000    6.16            02/19/03              2,501,562
                                   4,000,000    5.96            03/05/03              4,060,000
                                   2,000,000    6.08            06/23/03              2,004,375
                                   2,000,000    6.01            08/18/03              2,005,625
                                   4,000,000    5.91            08/25/03              4,037,500
                                   3,000,000    6.07            09/02/03              2,993,438
                                   2,000,000    5.75            09/23/03              1,983,750
                                   2,000,000    5.52            10/06/03              1,983,750
                                   2,000,000    5.27            10/14/03              1,982,500
                                   2,000,000    5.62            10/14/03              1,981,875
                                   2,000,000    5.80            11/17/03              1,989,375
                                   1,500,000    5.64            11/19/03              1,486,406
                                   2,000,000    5.66            01/05/04              2,000,000
                                 -----------                                       ------------
                                 $58,000,000               (Cost $ 57,994,020)     $ 58,345,156
                                 -----------                                       ------------

Government National Mortgage
 Association                     $   441,999    6.50%           11/15/07           $    450,287
                                   2,480,040    6.50            07/15/08              2,526,540
                                   2,405,358    6.50            11/15/08              2,450,459
                                     358,157    6.50            12/15/08                364,873
                                     645,027    5.50            12/15/08                637,771
                                   1,927,868    7.50            03/15/22              1,987,511
                                   2,893,077    7.00            10/15/22              2,961,787
                                   2,828,690    7.00            05/15/23              2,895,872
                                 -----------                                       ------------
                                 $13,980,216               (Cost $ 14,175,825)     $ 14,275,100
                                 -----------                                       ------------

Student Loan Marketing
 Association                     $ 2,000,000    7.723%          01/25/99           $  2,003,750
                                 -----------                                       ------------
                                                           (Cost $  1,993,755)

Certificates of Deposit-0.1%

NCB Savings Bank, FSB            $   100,000    5.75%           01/19/99           $    100,000
                                                           (Cost $    100,000)
                                                                                   ------------

                                                           (Cost $121,737,239)     $122,659,962
                                                                                   ------------

Repurchase Agreement-4.9%

$6,330,000                      Repurchase Agreement dated December 31, 1998 with
                                PaineWebber, Inc. due January 4, 1999 with respect to
                                various Federal Agencies ranging from:
                                  Par Value         $1,000-$3,100,000
                                  Rate Range             2.00%-12.50%
                                  Maturity Range    07/14/99-09/01/26
                                Maturity value of $6,333,341 for an effective yield of
                                4.75%.
                                                           (Cost $  6,330,000)     $  6,330,000
                                                                                   ------------

Total Investments-100.4%                                   (Cost $128,067,239)     $128,989,962
                                                                                   ------------
Liabilities in excess of other assets-(0.4)%                                           (514,633)
                                                                                   ------------
Net assets-100%                                                                    $128,475,329
                                                                                   ============


                     See notes to financial statements.


                        BANK INVESTMENT FUND-FUND ONE

                        NOTES TO FINANCIAL STATEMENTS


NOTE 1. Organization:

      The Bank Investment Fund (the "Corporation") was organized effective April 7, 1985 pursuant to a Special Act of the Commonwealth of Massachusetts (Acts of 1984, Chapter 482, as amended,) under its chartered name "Co-operative Bank Investment Fund" and does business under the name "Bank Investment Fund." The Corporation is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Corporation invests and manages two mutual investment funds derived from the voluntary subscriptions made by eligible investors.

      Fund One (the "Fund") is a no-load, diversified, open-end investment fund. Fund shares are currently offered to the following eligible investors: Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts, the National Cooperative Bank, and directly or indirectly wholly-owned subsidiaries of such institutions.

      Because more than one fund will be operated by the Corporation, operating expenses related directly to a single fund operation will be charged directly to that fund. Common or indirect expenses will be allocated among funds in proportion to the ratio of the net assets of each fund to total net assets of the Corporation or on such other basis as the Board of Directors of the Corporation may determine from time to time to be fair and equitable.

NOTE 2. Significant Accounting Policies:

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Investment security valuation:

      U.S. debt securities are normally valued on the basis of valuations provided by market makers. Such prices are believed to reflect the fair value of such securities and to take into account appropriate factors such as institutional size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, and other market data. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

Accounting for investments:

      Security transactions are accounted for on the trade date (date the order to buy or sell is executed). In computing net investment income prior to January 1, 1997, the Fund did not amortize premiums or accrete discounts on fixed income securities in the portfolio, except those original issue discounts for which amortization is required for federal income tax purposes. Since January 1, 1997, the Fund amortizes premiums or accretes discounts on related fixed income securities, which change had an immaterial effect on investment income. Premiums, if any, and discounts are amortized or accreted on a straight line basis, which approximates the income method. Additionally, with respect to market discount on bonds issued after July 18, 1984, a portion of any capital gain realized upon disposition may be recharacterized as taxable ordinary income in accordance with the provisions of the 1984 Tax Reform Act. Realized gains and losses on security transactions are determined on the identified cost method.

Repurchase agreements:

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

Federal income taxes:

      The Corporation's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund realized a gain of $2,375 during 1998, which was offset by the available capital loss carryforward, resulting in a remaining capital loss carryforward of ($3,906,419) at December 31, 1998. Such capital loss carryforward will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryforward will expire on December 31, 2003 ($3,906,419).

Dividends to shareholders:

      The Fund distributes all of its net investment income on a daily basis. Dividends are declared on each day that the Fund is open for business. Investors receive dividends in additional shares unless they elect to receive cash. Payment is made in additional shares at the net asset value on the payable date or in cash, on a monthly basis. Distributions of otherwise taxable realized net capital gains, if any, are declared and paid once each year and are reinvested in additional shares at net asset value or, at each shareholder's option, paid in cash.

Net asset value:

      The net asset value per share is determined daily by adding the appraised value of all securities and all other assets, deducting liabilities and dividing by the number of shares outstanding.

NOTE 3. Security Transactions:

      The cost of securities purchased and the proceeds from the sales of securities, all of which were Obligations of Federal Agencies, (excluding short-term investments) aggregated $64,588,735 and $78,099,219, respectively for the year ended December 31, 1998. As of December 31, 1998, unrealized appreciation of investments was $922,723; accumulated net realized loss on investment transactions totaled ($17,262,056).

NOTE 4. Borrowed Funds:

      The average balance of borrowed funds was $202,055 for the year ended December 31, 1998. The average interest rate on these borrowings was 5.49%. Total expense of $11,583 was netted against investment income for the year ended December 31, 1998.

NOTE 5. Distribution Expenses:

      The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the Investment Company Act of 1940, to use the assets of the Fund to finance certain activities relating to the distribution of its shares to investors. The Plan authorizes the Fund to pay for the cost of preparing, printing, and distributing offering circulars to prospective investors, for certain other direct or indirect marketing expenses, direct payments to sales personnel, and for the cost of implementing and operating the Plan. Plan expenses may not exceed an amount computed at an annual rate of .12 of 1% of the Fund's average daily net assets. The Fund paid or accrued $101,919 (.08% of average net assets) pursuant to this Plan for the year ended December 31, 1998.

NOTE 6. Pension Plans:

      The Fund is a participating employer in the Co-operative Banks Employees Retirement Association, and has, in effect, a Defined Contribution Plan covering all eligible officers and employees. Under the plan, contributions by employees are doubled by the Fund, up to a maximum of 10% of each employee's salary. Effective January 1, 1989, the Fund also participates in a Defined Benefit Plan, which covers all eligible employees, and is funded currently. The Fund's contributions to these multi-employer plans for the year ended December 31, 1998 was $32,970.

NOTE 7. Shares of Beneficial Interest:

      Chapter 482 of the Acts of 1984, as amended, of the Commonwealth of Massachusetts permits the directors to issue an unlimited number of full and fractional shares of beneficial interest (no par, non-voting, with a stated value of $1,000 per share). As of December 31, 1998 capital paid-in aggregated $144,814,662.

      Transactions in shares of beneficial interest are summarized as follows:

                                                 Year Ended                       Year Ended
                                              December 31, 1998                December 31, 1997
                                        -----------------------------     ---------------------------
                                           Shares           Amount          Shares          Amount
                                           ------           ------          ------          ------

Sold                                      1,696.8609     $  1,674,618      2,216.1487     $ 2,170,000
Issued in reinvestment of dividends       2,750.3006        2,716,925      2,790.7661       2,724,117
                                        -------------------------------------------------------------
                                          4,447.1615        4,391,543      5,006.9148       4,894,117
Redeemed                                 20,326.3359       20,116,046     14,536.5484      14,212,519
                                        -------------------------------------------------------------
Net decrease                            (15,879.1744)    $(15,724,503)    (9,529.6336)    $(9,318,402)
                                        =============================================================

NOTE 8. Transactions With Related Parties:

      The Incorporators of the Corporation are the Directors of The Co-operative Central Bank, which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks. The Board of Directors of the Corporation is elected by the Incorporators.

      The Fund has reimbursed The Co-operative Central Bank for its proportionate share of expense items used in common by both the Fund and The Co-operative Central Bank. All fees and expenses for the Fund are estimated and accrued daily. Actual operating expenses for the year ended December 31, 1998 was .48% of average net assets. Operating expenses paid to the Central Bank for the year ended December 31, 1998 was $40,800.



            The following sheets are perforated for your removal and use in the establishment or updating of your account.


                     CERTIFICATE OF CORPORATE RESOLUTION

      For Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts, the National Cooperative Bank and directly or indirectly wholly-owned subsidiaries of such institutions only. This form authorizes the individuals below to redeem shares by telephone or exchange.

      The undersigned is Secretary or Clerk of ______________________ and
hereby
certifies that the following individuals:       (name of corporation)

              Name                          Title
              ----                          -----

___________________________________________________________________________

___________________________________________________________________________

___________________________________________________________________________

are duly authorized by corporate resolution or otherwise to act on behalf of the eligible bank in connection with its ownership of shares in the Bank Investment Fund, Fund One and in particular to give instructions for the purchase, sale or exchange of any said shares and to execute any necessary forms in connection therewith.

      The Bank Investment Fund will consider this authorization to be in full force and in effect until otherwise notified in writing.

      IN WITNESS WHEREOF, the undersigned has executed this Certificate the _______________ day of ___________________ 19__________.

___________________________________________________________________________
Secretary or Clerk


                            BANK INVESTMENT FUND
                                  FUND ONE
                          ACCOUNT APPLICATION FORM

REGISTRATION. The account should be registered as follows:
                                                         DATE: ____________
NAME:
___________________________________________________________________________
POST OFFICE BOX:
___________________________________________________________________________
STREET ADDRESS:
___________________________________________________________________________
CITY/TOWN:  _______________________________ STATE:  _______________________
ZIP CODE:  ____________________ TELEPHONE NUMBER:  ________________________
TAX ID NUMBER  ____________________________________________________________
INITIAL INVESTMENT: $____________________________________ (Minimum $50,000)

                           MONTHLY CASH DIVIDENDS

[ ]   Check if dividends are to be paid monthly in cash. Otherwise dividends
      will be AUTOMATICALLY REINVESTED in additional shares of the Fund.

                         TELEPHONE REDEMPTION ORDERS

      Redemption proceeds will be sent ONLY to the bank or trust company listed below, for credit to the investor's account. The investor hereby authorizes the BANK INVESTMENT FUND to honor telephone or written instructions, without a signature guarantee, for redemption of Fund shares. THE FUND and its Agents will not be liable for any loss, expense or cost arising out of such transactions.

      Enclose a specimen copy of your check or deposit slip (marked VOID) for the bank account listed below. To facilitate the wiring of your redemption proceeds the indicated bank should be a commercial bank.

Name of Bank:  ____________________________________________________________

Bank Account No. __________________________________________________________

Bank Address: _____________________________________________________________
               street
               ___________________________________________ MA _____________
               city                                                   zip
Name on Account:  _________________________________________________________

Bank Routing/Transit No.:  ________________________________________________

          AUTHORIZED PERSONS-TELEPHONE INVESTMENTS AND REDEMPTIONS

           Authorized person         Title                  Initials
           -----------------         -----                  --------

1. ________________________________________________________________________

2. ________________________________________________________________________

3. ________________________________________________________________________

4. ________________________________________________________________________

5. ________________________________________________________________________

                            CORPORATE RESOLUTIONS

      We have enclosed with this application form the necessary corporate resolutions to authorize corporate officers to make wire or cash payment transfers to the Bank Investment Fund and to purchase, sell or exchange shares of beneficial ownership in the Bank Investment Fund, Fund One.

                         SIGNATURE AND CERTIFICATION

      We have received and read the Offering Circular, and agree to its terms and conditions by signing below. By the execution of this Application, the undersigned represent and warrant that they are duly authorized to sign this Application and to purchase or redeem shares of the Fund on behalf of the investor.

      The undersigned hereby certify under penalty of perjury that the above Taxpayer Identification Number is correct and that the investor is not subject to backup withholding.

      We further certify and agree that the certifications, authorizations and appointments in this document will continue until the Bank Investment Fund receives actual written notice of any change thereof.

Signature _____________________________ Title _____________________________

Signature _____________________________ Title _____________________________

Two signatures are required, one of which should be the Secretary or Clerk of the corporation.

                             SIGNATURE GUARANTEE

      In order to facilitate telephone redemptions, you must have your signature(s) on this application guaranteed by a commercial bank or stock exchange member firm.

___________________________________________________________________________
Name of Bank or Investment Dealer

___________________________________________________________________________
By (signature of authorized person)

___________________________________________________________________________
Title (authorized person)

                            FINANCIAL STATEMENTS

      As required by applicable statutes, semi-annual financial statements are furnished to the shareholder, the Commissioner of Banks and the Securities and Exchange Commission.

                           ADDITIONAL INFORMATION

      The Bank Investment Fund (the "Corporation") has filed with the Securities and Exchange Commission in Washington, D.C., under the chartered name the "Co-operative Bank Investment Fund" a registration statement on Form N-1A (together with all amendments and exhibits thereto, hereinafter referred to as the "Registration Statement") under the Investment Company Act of 1940. This Offering Circular does not contain all of the information in the Registration Statement. The Registration Statement may be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission; or:

         By Phone:   1-800-Sec-0330
         By mail:    Public Reference Section
                     Securities and Exchange Commission
                     Washington, D.C. 20549-6009
                     (duplicating fee required)
         On the Internet: www.sec.gov
         (Investment Company Act File No. 811-4421)

      The Corporation will provide, without charge to any person to whom this Offering Circular is delivered on the written or oral request of any such person, a copy of the Registration Statement and the additional information contained therein and documents relating to certain exemptions from the Investment Company Act of 1940 (see ORGANIZATION). Written requests should be directed to the Bank Investment Fund, 75 Park Plaza, Boston, MA 02116-3934. Telephone requests may be directed collect to 617-695-0415.

                       ==============================
                            BANK INVESTMENT FUND

                                  FUND ONE




                                75 Park Plaza
                            Boston, MA 02116-3934
                                617-695-0415
                       ==============================








OFFERING CIRCULAR
-----------------

                            Bank Investment Fund
                               Liquidity Fund
                                75 Park Plaza
                      Boston, Massachusetts 02116-3934
                                617-695-0415
                      --------------------------------

      The Bank Investment Fund (the "Corporation") is an investment company which currently invests and manages two mutual funds derived from voluntary subscriptions made by eligible investors.

      Liquidity Fund (the "Fund") is a no-load, diversified, open-end money market investment fund whose objective is maximum current income consistent with liquidity and the preservation of capital. The Fund is designed solely for use by eligible investors as an economical and convenient way to make liquid investments. Fund shares are currently offered to the following eligible investors: Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts and the National Cooperative Bank (sometimes hereinafter called "Banks").

      Investors should read this Offering Circular and retain it for future reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS OFFERING CIRCULAR. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE COMMISSIONER OF BANKS OF THE COMMONWEALTH OF MASSACHUSETTS (the
"Commissioner of Banks"), NOR HAS THE COMMISSIONER OF BANKS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS OFFERING CIRCULAR. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

      THE SHARES BEING OFFERED ARE NOT SAVINGS ACCOUNTS OR DEPOSITS AND ARE NOT INSURED BY ANY GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND IS NOT GUARANTEED OR INSURED BY THE U.S. GOVERNMENT AND THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. SUCH SHARES ARE BEING OFFERED PURSUANT TO AN EXEMPTION FROM THE SECURITIES ACT OF 1933 AND APPLICABLE STATE SECURITIES ACTS AND HAVE NOT BEEN REGISTERED OR QUALIFIED UNDER SUCH ACTS.

                      --------------------------------

           The date of this Offering Circular is February 26, 1999

                              TABLE OF CONTENTS


                                                             Page
                                                             ----

Risk Return Summary                                           1
  Investment Objectives                                       1
  Principal Investment Strategies                             1
  Principal Investment Risk                                   2
  Bar Chart and 7 Day Yield                                   2
  Fee Table                                                   3
Investment Objectives and Restrictions                        4
Statutory Limitation on Investments                           5
Dividends                                                     6
Net Asset Value                                               6
Investors' Accounts                                           6
Taxes                                                         6
Auditors and Legal                                            7
Capital Gains                                                 7
How Shares of Fund are Purchased                              7
How Shares of Fund are Redeemed                               8
Transfer Restrictions                                         8
Organization                                                  9
Description of Fund Shares                                   10
Supervision and Regulation                                   10
Investment Advisor                                           10
Transfer Agent                                               10
Operating and Distribution Expenses                          11
Exchange Privilege                                           11
Custodian                                                    11
Year 2000                                                    12
Management of the Fund                                       12
Financial Highlights                                         14
Independent Auditor's Report                                 16
Financial Statements                                         17
Investments                                                  20
Account Application Forms                                    29
Additional Information                                   Back Cover


                            BANK INVESTMENT FUND
                               LIQUIDITY FUND
                                75 Park Plaza
                      Boston, Massachusetts 02116-3934

                             RISK RETURN SUMMARY

Investment Objectives

      The investment objectives of Liquidity Fund is to maximize current income consistent with liquidity of assets and safety of principal.

      The Fund was formed to provide participating banks with a highly liquid, diversified, high-quality investment vehicle designed to assist liquidity management, while seeking preservation of capital.

Principal Investment Strategies

      The Fund invests principally in short-term marketable debt securities issued by the United States Government or by agencies of the United States, bank money instruments, repurchase agreements, short-term corporate debt instruments, commercial paper, and reverse repurchase agreements.

      Asset investments for Liquidity Fund include principally those securities eligible to be included in legal liquidity for Massachusetts co-operative banks under Massachusetts General Laws, Chapter 170, Section 22.

      The categories of those securities include, but may not be limited to
a) cash on hand and due from banks, b) certificates of deposit due from any trust company, national banking association or banking company, or any federally insured savings banks, co-operative bank or savings & loan association, c) Federal Funds sold, d) bonds and other direct obligations of the Untied States which are unconditionally guaranteed as to principal and interest by the United States, and issues of U.S. Government agencies and instrumentalities, e) repurchase agreements, f) commercial paper which, when purchased, is rated A-1 by Standard & Poor's Corporation ("Standard & Poor's") and/or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, has been determined under procedures adopted and supervised by the Fund's Board of Directors to be of comparable high quality. Commercial paper obligations may include variable amount of master demand notes; short-term obligations of corporations; g) Second Tier securities to the extent permissible by Rule 2a-7 of the Investment Company Act of 1940 (see investment restrictions) including commercial paper which when purchased is rated A-2 by Standard & Poor's or Prime-2 by Moody's or if not rated, has been determined under procedures adopted, supervised and approved by the Fund's Board of Directors to be of comparable quality, h) any other debt instrument deemed eligible for legal liquidity by the Commonwealth or its agent, and i) certain common money market instruments of temporary duration.

      All the above investment must have original maturities or remaining maturities of 397 days or less. In addition, the Fund will maintain a dollar weighted average maturity of 90 days or less.

      The Fund may invest more than 25% of its assets in the banking industry through Certificates of Deposit and Federal Funds sold in the ordinary course of its business.

      The Fund may enter into reverse repurchase agreements to meet short-term liquidity needs of the Fund. These agreements may not be in excess of three business days. Any such borrowing would be limited to borrowing allowable under Section 18 of the Investment Company Act of 1940 and applicable regulations promulgated thereunder.

Principal Investment Risk

      The main risk factor in the Fund's performance is interest rates, the fluctuation of which will cause the income of the Fund to correspondently change. The average portfolio duration may cause a delayed effect before the market interest rate change is fully reflected in the Fund's income performance.

      An additional risk factor in the Fund's performance, to a limited extent, is credit risk. Credit risk is the chance that the issuer of the security will be unable to pay interest and principal in a timely manner. While the credit quality of the Fund's investment portfolio is extremely high based on the principal investment strategies discussed above, the Fund is subject to some degree of credit risk.

      While the Fund seeks to maintain, it does not guaranty a stable net asset value of $1,000 per share. In addition, the shares being offered are not savings accounts or deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation, U.S. Government or its agencies.

Bar Chart and 7 Day Yield

      The bar chart shows the changes of the Fund's total return performance from year to year over a ten year period.

                     BANK INVESTMENT FUND-LIQUIDITY FUND
                             Annual Total Return


1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
----    ----    ----    ----    ----    ----    ----    ----    ----    ----

9.23    8.37    6.32    4.07    3.15    3.87    5.86    5.38    5.52    5.44

--------------------
During the ten-year period shown in the bar chart, the highest quarterly return was 10.1% (for the quarter ended June 30, 1989) and the lowest quarterly return was 3.0% (for the quarter ended June 30,1993).


      The table shows how the Fund's average annual return for one, five and ten years for the period ended December 31, 1998 compared to the 3 month U.S. Treasury Bill.


                                                  One      Five     Ten
                                                  Year     Year     Year
                                                  ----     ----     ----

          Bank Investment Fund-Liquidity Fund     5.44%    5.21%    5.71%
          U.S. Treasury Bill-3 month              5.00%    5.18%    5.46%

--------------------
Total returns are based on past results and are not a prediction of future performance.


      The annualized average net yield of the seven-day period ending December 31, 1998 was 5.09%. Yield is calculated based on the last 7 days ending on the date of the most recent statement of Assets and Liabilities, (as presented elsewhere within). The Fund's yield fluctuates as a result of numerous factors. Therefore, the yield stated here is not necessarily representative of the Fund's future yield. The most recent daily yield, together with the 7 day yield for the most recent calender month end may be obtained by directly calling the rate line 617-695-0419 or by calling our main office telephone number 617-695-0415 collect.

Fee Table

      This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                         Year Ended
                                                      December 31, 1998
                                                      -----------------

      Shareholder Transaction Expenses*                              0%
      Annual Fund Operating Expenses
       (as a percentage of average net assets)
        Management Fees                                              0%
        12b-1 Fees                                                 .02%
        Other Expenses
          Compensation, Payroll, Taxes, & Benefits    .06%
          Occupancy                                   .01%
          Remainder                                   .06%
                                                      ---
                                                                   .13%
                                                                   ---
      TOTAL FUND OPERATING EXPENSES                                .15%
                                                                   ===

--------------------
<F*>  The Fund charges no sales load or deferred sales load on any purchase, reinvested dividend, exchange, or redemption transactions.


Example

      You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return and (2) with or without redemption at the end of each time period:

                               1 Year    3 Years    5 Years    10 Years
                               ------    -------    -------    --------

      December 31, 1998        $15.35    $48.44     $85.01     $194.10

      The purpose of the foregoing table, which is based upon the Fund's fiscal year ended December 31, 1998, is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Example provided is intended to show the dollar amount of expenses that would be incurred over the indicated periods on a hypothetical $10,000 investment in the Fund, assuming a 5% annual return and assuming that the Fund's expenses continue at the rates shown in the table. However, the actual return on an investment in the Fund may be greater or less than 5%. Furthermore, the Example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

                   INVESTMENT OBJECTIVES AND RESTRICTIONS

      The investment objective of the Liquidity Fund is to maximize current income consistent with liquidity of assets and safety of principal.

      The Fund was formed to provide participating banks with a highly liquid, diversified high-quality investment vehicle designed to assist liquidity management while seeking preservation of capital. The Fund pursues this objective by investing principally in short-term marketable debt securities issued by the United States Government or by agencies of the United States, bank money instruments, short-term corporate debt instruments including commercial paper, repurchase agreements and reverse repurchase agreements.

      Shares of the Bank Investment Fund are eligible investments to be included in legal liquidity under Massachusetts General Laws, Chapter 170,
Section 22.

      The Board of Directors of the Corporation has investment discretion with regard to Liquidity Fund assets.

      No more than 5% of the Fund's assets at the time of purchase may be invested in the securities of any one issuer except for direct obligations of the United States or obligations guaranteed by the United States, and other obligations issued under federal programs or by certain federal agencies.

      In accordance with amendments, effective June 1, 1991 to Rule 2a-7 of the Investment Company Acts of 1940, no more than 5% of the Fund's assets, in the aggregate, may be invested in "second tier" securities, with no more than 1% of the Fund's assets or one million dollars, whichever is greater, invested in the second tier securities of any one issuer.

      The Fund is further restricted through the investment policy maintained by the Corporation's Officers and Directors. The investment policy restricts the Fund from a) purchasing any securities other than money market and other securities described under "Investment Policy", and
b) investing more than 25% of its total assets in the securities of a particular industry other than U.S. Government securities, Government Agency securities or bank money instruments.

               STATUTORY LIMITATION ON INVESTMENTS IN THE FUND
                           BY PARTICIPATING BANKS

      Under Massachusetts General Laws, Chapter 167F, Section 3(2) as amended, a participating or eligible savings bank or co-operative bank may invest an amount in excess of 100% of its capital and surplus in any distinct non-equity investment fund of the Corporation except to the extent that the Commissioner of Banks for the Commonwealth of Massachusetts may by regulation set limits and conditions. The participating bank will be responsible for monitoring and compliance with this limitation.

      Under Massachusetts General Laws, Acts of 1932, Chapter 45, Section 7, as amended, The Co-operative Central Bank Reserve Fund may not invest or hold at any one time more than 20% of its assets with the Corporation.

      Investments in the Fund are affected by Section 303 of the FDIC Improvement Act of 1991 which limits investments by FDIC-insured state banks (including Massachusetts co-operative banks, savings banks and trust companies) in common or preferred stock or shares of mutual funds to the extent that such investments are permissible for national banks. However, that Act and FDIC implementing regulations (12 C.F.R. Part 362) generally permit a qualifying institution which is well capitalized or, absent mitigating factors, adequately capitalized to invest in common and preferred stock and mutual fund shares in an aggregate maximum amount equal to 100% of the institution's Tier I capital. Investment limits for institutions which are not well or adequately capitalized are determined by the FDIC on an individual basis. To qualify for this partial exemption, a state bank must (a) have owned qualifying stocks or mutual funds during the period from September 30, 1990 through November 26, 1991, (b) be from a state which authorized such investments and (c) file a one-time notice with the FDIC of the bank's intention to retain or acquire stock or mutual fund shares and receive the FDIC's approval. Banks should consult the FDIC's regulation (Part 362) and the FDIC's notice, FIL-80-92, issued November 13, 1992, for more detailed information regarding these statutory and regulatory standards.

      Federally chartered savings banks and savings and loan associations (with their principal place of business in Massachusetts) may invest in an open-end mutual fund, such as the Liquidity Fund, which invests in securities and financial instruments in which such institutions may invest directly (e.g., Federal agency obligations and high quality commercial paper and corporate debt). For purposes of determining compliance with quantitative investment limitations under the Home Owners Loan Act ("HOLA"), an investing bank's or association's proportionate share of a mutual fund's individual investments will, under 12 CFR, 560.32, be aggregated with such investments held directly by the bank or association. Apart from this requirement, a bank or association may invest, without prior notice to the Office of Thrift Supervision, an amount up to 15% of its total capital in any one mutual fund or up to 50% of total capital in all such pass-through investment vehicles. Investments in excess of the 15% and 50% limits may only be made when thirty days' advance notice has been provided to the Office of Thrift Supervision.

      Certain federally chartered savings banks which converted from a Massachusetts savings bank charter may, under certain grandfather provisions of HOLA, retain broader investment authority than that described in the preceding paragraph. For example, section 5(i) of HOLA grandfathers state authorized investment powers of certain Federal savings banks in existence as of the date of enactment of Federal statutes (e.g., the Financial Institution Reform, Recovery and Enforcement Act of 1989) which may have otherwise limited such investments.

                                  DIVIDENDS

      The Fund distributes all of its net income on a daily basis. Dividends are declared on each day that the Fund is open for business. Investors receive dividends in additional shares unless they elect to receive cash. Payment is made in additional shares at the net asset value on the payable date or in cash, on a monthly basis.

      Investors wishing to change the method of receiving dividends must notify the Fund in writing at least one week before payment is to be made. Net income for dividend purposes consists of interest accrued and discount earned, less amortization of any premium and accrued expenses, plus or minus all realized short-term gains or losses, if any.

                               NET ASSET VALUE

      The Fund's net asset value per share is determined by dividing the value of all investment securities and all other assets, less liabilities, by the number of shares outstanding. The Fund's investment securities are valued based on their amortized cost, which does not take into account unrealized appreciation or depreciation. The Corporation's Board of Directors has established procedures reasonably designed to stabilize the net asset value per share at $1,000.00.

                             INVESTORS' ACCOUNTS

      The Fund maintains an account for each investor in full and fractional shares. All purchase and sale transactions are confirmed to the investor. Statements of account showing all transactions for the month, including dividends paid, are sent to participating banks on a monthly basis.

                                    TAXES

      The Fund has qualified as a regulated investment company under the Internal Revenue Code and will not be liable for federal income taxes to the extent its earnings are distributed. Dividends derived from interest, together with distributions of any short-term capital gains, are taxable as ordinary income, whether or not reinvested. Dividends of the Fund do not qualify for the dividends received exclusion for corporations.

      A statement setting forth the federal income tax status of all distributions made during each calendar year is sent to each shareholder promptly after the end of such year.

                             AUDITORS AND LEGAL

      Parent, McLaughlin and Nangle, Certified Public Accountants, Inc., are the auditors of the Fund. The law firm of Steptoe & Johnson has passed upon certain legal matters of the Fund in connection with the shares offered by this offering circular.

                                CAPITAL GAINS

      The Fund does not expect to experience long-term capital gains or losses due to the short-term nature of the portfolio, and therefore the Fund does not expect to pay capital gain dividends.

                    HOW SHARES OF THE FUND ARE PURCHASED-
                       TELEPHONE INVESTMENT PROCEDURE

      Shares of the Fund are offered for sale on days on which both the New York Stock Exchange and the custodian bank are open for business. There is no sales charge. The minimum initial investment is $50,000.00 (although in certain cases the Corporation may require a larger minimum investment in accordance with requirements of applicable securities laws). Additional investments may be made in any amount in excess of the minimum.

Bank Wire Transfers

      Call your correspondent bank and speak to your account officer. Tell him that you want to transfer funds to State Street Bank and Trust Company. Instruct him to wire transfer the money before 12:00 noon, Boston time, to:

                 State Street Bank and Trust Company
                 Boston, Massachusetts
                 Routing number: 0110-0002-8
                 For account of the Bank Investment
                  Fund, Liquidity Fund
                 Account number: 9006-884-2

Internal Money Transfers

      If your correspondent bank account is with the State Street Bank and Trust Company, contact your account officer and instruct him to transfer funds from your account to the account of the Bank Investment Fund, Liquidity Fund, Account number: 9006-884-2.

      AFTER INSTRUCTING YOUR BANK TO TRANSFER FUNDS, PLEASE CALL THE FUND AND TELL US THE AMOUNT YOU TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. REMEMBER, IT IS IMPORTANT TO DO THIS BEFORE 12:00 NOON.

      The securities market, in which the Fund buys and sells securities, usually requires immediate settlement in Federal funds for all security transactions; therefore, payment for the purchase of Fund shares not received in the form of Federal funds will be recorded as share subscriptions, and not invested in Fund shares until such payments are converted into Federal funds. Payments received by bank wire can be converted immediately into Federal funds; any other form of payment will result in a delay. Orders received prior to 12:00 noon, Boston time, will be invested in shares of the Fund at the next determined net asset value.

                    HOW SHARES OF THE FUND ARE REDEEMED-
                       TELEPHONE REDEMPTION PROCEDURE

      An investor may withdraw all or any portion of his investment by redeeming shares on any day that the Fund is open for business at the next determined net asset value. The proceeds of redemptions will be wired directly to the investor's bank account within one business day. The Fund reserves the right to delay withdrawal requests up to 7 business days after any investment that has been made with uncollected funds.

      The right of redemption can be suspended and the payment of the redemption proceeds deferred during any period in which a) the New York Stock Exchange is closed or trading on such Exchange is restricted or b) the Securities and Exchange Commission deems an emergency to exist, or during any other period permitted by order of the Commission for the protection of investors.

Bank Wire Transfers

      Call the Fund by 12:00 noon (Call or Trade Date) to redeem shares the following day (Settlement Date). When the amount to be redeemed is at least $5,000.00, the Fund will automatically wire transfer the amount to your correspondent bank account at settlement.

Internal Money Transfers

      If your bank's account is with the State Street Bank and Trust Company, contact the Fund by 12:00 noon (Call or Trade Date) for redemption of shares the following day (Settlement Date). The Fund will transfer the amount from its account to your account at State Street Bank and Trust Company at settlement.

                            TRANSFER RESTRICTIONS

      Fund shares may not be transferred by banks holding such shares to any persons other than an eligible bank (except that the shares may be pledged to such other persons or they may be transferred to the Central
Bank). If the Fund shares are acquired by any other persons by operation of law or by foreclosure upon the pledge of such shares (or through transfer, in the case of the Central Bank), the Corporation must offer to repurchase the shares from such person at net asset value of the shares. If such offer is refused, no dividend may be paid by the Corporation or Fund on such shares, and the redemption price which the holder of such shares may obtain in any subsequent repurchase of those shares by the Corporation or Fund is limited to the net asset value of the shares on the date of the Corporation's offer.

      In the event of any transfer, it is extremely important to notify the Corporation immediately of any purchase, sale or transfer of Fund shares not made through the Corporation or its transfer agent. Immediate notification should be furnished to the Corporation by telephone, with written notification as a follow-up thereto. Prompt notification is essential to avoid any delay in redemption offer and loss of earnings. Please remember that a statutory restriction exists on the Corporation and it would be unable to pay a dividend to an ineligible holder after expiration of the 30-day repurchase period which is statutorily available following such transfer.

                                ORGANIZATION

      The Corporation was organized effective April 7, 1985 pursuant to a Special Act of the Commonwealth [Acts of 1984, Chapter 482 as amended] of Massachusetts under its chartered name "Co-operative Bank Investment Fund" and does business under the name "Bank Investment Fund." The Special Act indicates that the purpose of the Corporation is to hold, invest, reinvest and manage one or more mutual investment funds, which shall include all property of the Corporation, to be derived from voluntary subscription thereto by the Banks.

      The Liquidity Fund commenced operations on October 12, 1988.

      The Corporation is an open-end diversified management investment company authorized to invest its assets in certain real estate mortgages, and a variety of other investments, including direct obligations of the United States, obligations guaranteed by the United States, obligations guaranteed by the Federal National Mortgage Association, bonds and other evidences of indebtedness of corporations, shares of common or preferred stock registered on a national securities exchange or for which quotations are available through the National Quotation Bureau, Inc. or a comparable service, or through a national securities market established in conformance with Section 11A of the Securities Act of 1934, and other debt and equity securities. The Liquidity Fund will only invest in those securities described under "Investment Policy" and "Investment Restrictions" elsewhere herein.

      The business of the Corporation is conducted by a Board of Directors elected by the Corporation's Incorporators and the Directors have investment discretion relative to Corporation assets. The Incorporators of the Corporation are the Directors of The Co-operative Central Bank, which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks.

      The Corporation operates pursuant to an exemption from the sections of the Investment Company Act of 1940 which deal with a) voting rights of security holders and b) the manner of sale of redeemable securities.

      Only Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts and the National Cooperative Bank are currently offered shares in the Fund. Such investors may purchase shares of beneficial interest, which do not entitle the shareholders thereof to voting rights of any nature, including investment policy matters.

                         DESCRIPTION OF FUND SHARES

      The Corporation has no capital stock. Beneficial ownership in each of the Corporation's funds is represented by shares of beneficial ownership in such fund, as recorded in book entry form. Each share of beneficial interest in each fund is equal in every respect to every other share of that fund. As the Directors of the Corporation establish distinct investment funds, shares will be issued in distinct classes and each share within each class will be equal in every respect to every other share of that class.

      The shares of beneficial ownership are no par, non-voting, with a stated value of $1,000, issued in book entry form only. Investment and redemption of shares is effected at the net asset value as described elsewhere herein. Shares are recorded in whole and/or fractional shares, as applicable. Physical certificates are not issued. Monthly statements are furnished to reflect share balance and activity.

      With regard to the absence of voting rights, management believes that eligible investors are adequately protected because of a) regulation by the Commissioner of Banks, b) the redeemable nature of the shares, c) representation of co-operative bank investors in the election of Directors of the Central Bank, who as Incorporators elect the Corporation's Directors, and d) representation of savings bank investors by an advisor at such corporate meetings of the Incorporators.

                         SUPERVISION AND REGULATION

      As provided by Massachusetts statute [Chapter 482, Acts of 1984 as amended] the Corporation is subject to the supervision of the Commissioner of Banks of the Commonwealth of Massachusetts. Periodic reporting to the Commissioner of Banks is also required by the same statute. The Corporation is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended, and is subject to reporting requirements thereunder.

                             INVESTMENT ADVISOR

      The Corporation presently does not employ the services of any investment advisory or management services company. Investment decisions for the Fund are made by authorized officers of the Corporation, subject to approval or ratification by its Board of Directors. The Corporation reserves the right at any time in the future to appoint an investment advisor at any reasonable and customary fee as may be agreed when, in the opinion of the Corporation Directors, the use of such advisory or management services would improve Fund performance.

                               TRANSFER AGENT

      The Corporation maintains the records for the investment, redemption, and/or transfer of Fund shares. The Corporation reserves its right at any time in the future to appoint a separate transfer agent at any reasonable and customary fee as may be agreed when, in the opinion of the Corporation Directors, the use of such transfer service is necessary. The limited number of shareholders and nature of Fund operation does not, at this time, justify the use of a separate agent and would only be an extra or unnecessary expense.

                     OPERATING AND DISTRIBUTION EXPENSES

      Normal expenses which may be borne by the Fund include, but are not limited to: Director fees, salaries and wages, payroll taxes, employee benefits, taxes, corporate fees, occupancy, furniture and equipment, data processing, legal, auditing and accounting, telephone and postage, custodial and other bank fees, preparation, printing and distribution of reports, insurance, membership fees, organization, and other miscellaneous expenses.

      The Corporation has adopted a plan of distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan") providing that the Fund will pay certain expenses incurred by the Corporation which may be considered to be primarily intended to result in the sale of shares in the Fund. The expenses which may be incurred pursuant to the Plan include, without limitation, those for the preparation, printing and distribution of written materials for other than existing investors, preparation and distribution of advertising material and sales literature, direct payments to sales personnel, and other similar activities. The maximum expenditures which may be made pursuant to the Plan in any year is .12 of 1% of the average daily net asset value of the Corporation for such year. The Board of Directors of the Corporation has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

      Expenditures of $71,549 (.02% of average net assets) pursuant to the 12b-1 plan were incurred in and for the year ended December 31, 1998:
$3,119 for advertising in trade journals and similar publications; $4,919 for printing and mailing of offering circulars; $25,700 for compensation, payroll taxes and benefits for personnel in sales and customer service; $22,296 for sponsorship of annual subscriptions and other promotional materials; and $15,515 for other plan expenses.

      Because more than one fund will be operated by the Corporation, operating expenses and expenses incurred pursuant to the Plan related directly to a single fund operation will be charged directly to that fund. Common or indirect expenses will be allocated among funds in accordance with the annual budget as determined by the Board of Directors of the Corporation to be fair and equitable or on such other basis as the Board of Directors of the Corporation may determine from time to time to be fair and equitable. Operating expenses paid or accrued to Bank Investment Fund-Fund One for the year ended December 31, 1998 was $24,200.

                             EXCHANGE PRIVILEGE

      Shares of the Fund may be exchanged for shares of another fund of the Corporation on the basis of the respective net asset value of the shares involved.

                                  CUSTODIAN

      The Corporation is required by statute to at all times employ a national banking association located in the Commonwealth of Massachusetts, or a Massachusetts state-chartered bank authorized to exercise trust powers, as the Corporation's or Fund's custodian, to hold the securities owned by the Corporation and any monies delivered by the Corporation's or Fund's shareholders or due to the Corporation or Fund. Purchase and sale transactions are effected through or by the custodian bank upon the instructions of the Corporation.

      The State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's cash and investments, other than cash and Federal funds sold. Investments held under custody include certificates of deposit. The Fund also maintains cash and Federal fund balances with a number of qualified national banks (located in Massachusetts) or Massachusetts state chartered banks. The banks utilized have been determined by the officers and directors of the Fund to have been qualified to be custodian banks themselves. State Street Bank and Trust Company, the Fund's custodian, and other qualified banks, as discussed above, may be used by the Fund for the placement of short-term, usually overnight, funds in Federal funds sold.

                                  YEAR 2000

      All software provided and maintained by Bankware, Inc. in use by the Bank Investment Fund is currently year 2000 compliant. Software review, evaluation, update, implementation and testing validation were completed prior to December 31, 1998. We fully expect to process participating banks' investments, redemptions and monthly interest payments in Liquidity Fund without disruption in the year 2000. Cost related to this year 2000 systems issue were not material. The Fund recorded expense of $3,744 in 1998 in this regard. Little, if any, further expense is expected.

      Like other mutual funds and other financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by its third party transaction processors, such as custodians, banks, broker dealers or others that the Fund does business with, do not properly process the date from and after January 1, 2000. The Fund continues to seek assurances that comparable steps are being taken by these third party processors. However, there can be no assurance that these steps will be sufficient to prevent any adverse impact on the Fund.

      The Fund plans to be more liquid at year end 1999 in the contingent event that increased redemption activity is received prior to the century date change.

                           MANAGEMENT OF THE FUND

      The Incorporators of the Corporation are the Directors of The Co-operative Central Bank which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks. The Board of Directors of the Corporation is elected by the Incorporators.

      The Fund's primary investment officer is James L. Burns, Jr., President. He has held this position since inception of the Fund in 1988. For more than 15 years prior to the inception of the Fund, he managed investment portfolios for The Co-operative Central Bank and the State Street Bank and Trust Company.

      Directors and Officers of the Corporation, together with information as to their principal business occupations during the past five years, are shown below:


James L. Burns, Jr., President      President of The Co-operative Central Bank
 and Chief Executive Officer         75 Park Plaza, Boston, MA 02116-3934

William F. Casey, Jr.,              Executive Vice President and Treasurer of The Co-operative
 Executive Vice President            Central Bank, 75 Park Plaza, Boston, MA 02116-3934

Susan L. Ellis, Vice President      Vice President of The Co-operative Central Bank, 75 Park Plaza,
 and Treasurer                       Boston, MA 02116-3934

Jeremiah J. Foley, Vice President   Vice President of The Co-operative Central Bank, 75 Park Plaza,
 and Clerk of the Corporation        Boston, MA 02116-3934

Robert E. Haley, Vice President     Vice President of Bank Investment Fund, 75 Park Plaza,
                                     Boston, MA 02116-3934

Annemarie Lee, Vice President       Assistant Vice President of The Co-operative Central Bank,
                                     75 Park Plaza, Boston, MA 02116-3934

Claire R. Bothwell, Director        Chairman of the Board of the Ware Co-operative Bank,
                                     Main Street, Ware, MA 01082

Robert F. Day, Director             President of The Needham Co-operative Bank,
                                     1063 Great Plain Ave., Needham, MA 02192

Charles P. Hooker, Director         Chairman of the Board of The Pittsfield Co-operative Bank,
                                     70 South St., Pittsfield, MA 01202

Ronald E. Lestan, Director          President of The Walpole Co-operative Bank,
                                     982 Main Street, Walpole, MA 02081

Walter A. Murphy, Director and      Chairman of the Board of the Falmouth Co-operative Bank,
 Clerk of the Board                  P.O. Box 567, Falmouth, MA 02541

John H. Pearson, Jr., Director      President of Butler Bank-A Co-operative Bank,
                                     10 George Street, Lowell, MA 01852

                            --------------------

                                 IN MEMORIUM

      The Directors, Officers and Staff of the Bank Investment Fund note with great sorrow the passing of Mr. John T. Day on January 28, 1999. Mr. Day served as a member of the Board of Directors since 1985 and as Chairman of the Board since 1990. Mr. Day was the Chairman and Chief Executive Officer of the Mt. Washington Co-operative Bank. His intelligence, humor, friendship and guidance will be sadly missed.

                            FINANCIAL HIGHLIGHTS
               (For a share outstanding throughout each year)

      The financial highlights table is intended to help you understand the Fund's financial performance for the past 10 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Parent, McLaughlin & Nangle, whose report, along with the Fund's financial statements, are included elsewhere herein.

                                                                  Year Ended December 31,
                                                           ------------------------------------------------
                                                             1998         1997         1996         1995
                                                             ----         ----         ----         ----

Net asset value, beginning of period                       $1,000.00    $1,000.00    $1,000.00    $1,000.00
                                                           ------------------------------------------------

Income from investment operations:
  Net investment income                                        53.07        53.83        52.53        57.12
                                                           ------------------------------------------------
      Total from investment operations                         53.07        53.83        52.53        57.12
                                                           ------------------------------------------------

Less distributions:
  Dividends from net investment income                        (53.07)      (53.83)      (52.53)      (57.12)
                                                           ------------------------------------------------
      Total distributions                                     (53.07)      (53.83)      (52.53)      (57.12)
                                                           ------------------------------------------------
  Net asset value, end of period                           $1,000.00    $1,000.00    $1,000.00    $1,000.00
                                                           ================================================
      Total return                                              5.44%        5.52%        5.38%        5.86%

Ratios/Supplemental data:
  Net assets, end of period (in 000's)                     $ 286,629    $ 235,204    $ 210,208    $ 245,151
  Ratio of expenses to average net assets                       0.15%        0.16%        0.15%        0.13%
  Ratio of net investment income to average net assets          5.30%        5.22%        5.26%        5.75%


                                                                                 Year Ended December 31,
                                                          ---------------------------------------------------------------------
                                                            1994        1993        1992        1991        1990        1989
                                                            ----        ----        ----        ----        ----        ----


Net asset value, beginning of period                      $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00

Income from investment operations:
  Net investment income                                       38.00       31.18       39.95       61.44       82.74       91.14
                                                          ---------------------------------------------------------------------
      Total from investment operations                        38.00       31.18       39.95       61.44       82.74       91.14
                                                          ---------------------------------------------------------------------

Less distributions:
  Dividends from net investment income                       (38.00)     (31.18)     (39.95)     (61.44)     (82.74)     (91.14)
                                                          ---------------------------------------------------------------------
      Total distributions                                    (38.00)     (31.18)     (39.95)     (61.44)     (82.74)     (91.14)
                                                          ---------------------------------------------------------------------
  Net asset value, end of period                          $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
                                                          =====================================================================
      Total return                                             3.87%       3.15%       4.07%       6.32%       8.37%       9.23%

Ratios/Supplemental data:
  Net assets, end of period (in 000's)                    $  91,623   $ 266,821   $ 364,171   $ 383,771   $  64,115   $  19,782
  Ratio of expenses to average net assets                      0.30%       0.28%       0.20%       0.19%       0.25%       0.25%
  Ratio of net investment income to average net assets         3.63%       3.12%       3.99%       5.98%       7.99%       8.77%


                        INDEPENDENT AUDITOR'S REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
BANK INVESTMENT FUND-LIQUIDITY FUND
BOSTON, MASSACHUSETTS

      We have audited the accompanying statement of assets and liabilities of Bank Investment Fund-Liquidity Fund, including the schedule of portfolio investments, as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bank Investment Fund-Liquidity Fund as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.



                                       /s/ Parent, McLaughlin & Nangle
                                       Certified Public Accountants

                                       LOGO FOR Parent, McLaughlin & Nangle

           Member of the SEC Practice Section, American Institute
                       of Certified Public Accountants


January 28, 1999


                     BANK INVESTMENT FUND-LIQUIDITY FUND

                     STATEMENT OF ASSETS AND LIABILITIES
                              December 31, 1998


ASSETS:
  INVESTMENTS, at cost which approximates value                                 $286,109,400

  INTEREST RECEIVABLE                                                              1,003,438

  CASH                                                                               236,835
                                                                                ------------

      TOTAL ASSETS                                                               287,349,673
                                                                                ------------

LIABILITIES:
  DIVIDENDS PAYABLE                                                                  639,503

  OTHER ACCRUED EXPENSES                                                              81,536
                                                                                ------------

      TOTAL LIABILITIES                                                              721,039
                                                                                ------------

NET ASSETS: (Equivalent to $1,000 per share based on 286,628.6340 shares of
 beneficial interest outstanding)                                               $286,628,634
                                                                                ============

REPRESENTED BY:
  Paid-in Capital                                                               $286,628,634
                                                                                ============


                     See notes to financial statements.



                     BANK INVESTMENT FUND-LIQUIDITY FUND

                           STATEMENT OF OPERATIONS
                        Year Ended December 31, 1998



INVESTMENT INCOME:                                                   $16,804,967

EXPENSES:
  Compensation, payroll taxes and benefits-officers     $143,008
  Compensation, payroll taxes and benefits-other          52,092
  Distribution expenses                                   71,549
  Occupancy                                               36,400
  Professional fees                                       51,393
  Other expenses                                          23,077
  Custodian and other bank service fees                   29,708
  Equipment and data processing                           17,464
  Meetings and travel                                     21,973
  Directors' fees                                         10,300
  Printing and postage                                     6,622
  Stationary and supplies                                  4,470
  Insurance expense                                        3,025
  Shareholder reports                                      4,919
                                                        --------
      TOTAL EXPENSES                                                     476,000
                                                                     -----------
       INVESTMENT INCOME-NET                                          16,328,967
                                                                     -----------

      NET INCREASE IN NET ASSETS RESULTING FROM
       OPERATIONS                                                    $16,328,967
                                                                     ===========


                     See notes to financial statements.


                     BANK INVESTMENT FUND-LIQUIDITY FUND

                     STATEMENT OF CHANGES IN NET ASSETS



                                                     Year Ended December 31,
                                                  ----------------------------
                                                      1998            1997
                                                      ----            ----


INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS:
  Investment income-net                           $ 16,328,967    $ 12,091,702

DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net                            (16,328,967)    (12,091,702)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST-
 NET INCREASE                                       51,424,170      24,996,908
                                                  ----------------------------

      TOTAL INCREASE IN NET ASSETS                  51,424,170      24,996,908

NET ASSETS:
  Beginning of year                                235,204,464     210,207,556
                                                  ----------------------------

  End of year                                     $286,628,634    $235,204,464
                                                  ============================


                     See notes to financial statements.


                     BANK INVESTMENT FUND-LIQUIDITY FUND

                          PORTFOLIO OF INVESTMENTS
                              December 31, 1998


Obligations of Federal Agencies-10.1%


                                     Par        Coupon        Maturity Date           Cost
                                     ---        ------        -------------           ----

Federal Home Loan Mortgage
 Corporation                     $  5,000,000   5.04%*          01/06/99           $  4,995,800
Federal National Mortgage
 Association                        5,000,000   5.06*           01/04/99              4,997,200
Federal National Mortgage
 Association                        5,000,000   6.45            07/01/99              5,033,794
Student Loan Marketing
 Association-Floater               14,000,000   4.858**         08/02/99             14,000,000
                                 ------------                                      ------------
                                 $ 29,000,000              (Value $ 29,006,944)    $ 29,026,794
                                 ------------                                      ------------

Certificates of Deposit-3.2%

Avon Cooperative Bank            $    250,000   5.00%           05/03/99           $    250,000
Ben Franklin Savings Bank           1,000,000   5.50            01/29/99              1,000,000
Ben Franklin Savings Bank             300,000   5.10            06/28/99                300,000
Bank of Fall River,
 a Cooperative Bank                   500,000   5.50            01/20/99                500,000
Fidelity Cooperative Bank             500,000   5.50            01/27/99                500,000
First Trade Union                      90,000   5.50            11/10/99                 90,000
Foxborough Savings Bank               250,000   5.50            01/14/99                250,000
Foxborough Savings Bank               200,000   5.25            03/31/99                200,000
Foxborough Savings Bank               300,000   5.00            06/01/99                300,000
Hyde Park Cooperative Bank            250,000   5.50            02/02/99                250,000
Lowell Cooperative Bank               200,000   5.50            02/04/99                200,000
Marlborough Cooperative Bank          500,000   5.60            01/27/99                500,000
Marlborough Cooperative Bank          250,000   5.65            07/01/99                250,000
Marlborough Cooperative Bank          250,000   5.60            09/30/99                250,000
Mechanics Cooperative Bank            500,000   5.00            06/28/99                500,000
Mt. Washington Cooperative
 Bank                                 600,000   5.55            01/11/99                600,000
Mt. Washington Cooperative
 Bank                                 300,000   5.55%           02/25/99                300,000
Mt. Washington Cooperative Bank       450,000   5.00            06/17/99                450,000
NCB Savings Bank, FSB                 100,000   5.00            04/05/99                100,000
South Shore Cooperative Bank        1,000,000   5.55            02/25/99              1,000,000
South Shore Savings Bank              500,000   5.50            02/09/99                500,000
South Shore Savings Bank            1,000,000   5.50            02/24/99              1,000,000
                                 ------------                                      ------------
                                 $  9,290,000              (Value $  9,290,000)    $  9,290,000
                                 ------------                                      ------------

Commercial Paper-62.0%

Anheuser Busch Corp.             $  5,000,000   5.05%*          01/07/99           $  4,995,090
Anheuser Busch Corp.                5,000,000   5.05*           01/20/99              4,985,972
Anheuser Busch Corp.                7,000,000   5.00*           01/26/99              6,974,722
Bank One Funding Corp.              4,717,000   5.43*           01/13/99              4,707,751
Bank One Funding Corp.              7,000,000   5.45*           01/21/99              6,977,746
Carolina Power & Light Co.          5,000,000   5.15*           02/11/99              4,969,958
Carolina Power & Light Co.          5,000,000   5.10*           02/26/99              4,959,625
Coca Cola & Co.                     3,000,000   5.00*           01/14/99              2,994,167
Coca Cola & Co.                     5,000,000   5.09*           02/01/99              4,977,378
Coca Cola & Co.                     3,000,000   5.05*           02/12/99              2,981,904
Consolidated Natural Gas Co.        5,475,000   5.05*           01/22/99              5,458,104
Consolidated Natural Gas Co.        3,000,000   5.12*           01/28/99              2,988,053
Consolidated Natural Gas Co.        3,000,000   5.05*           02/02/99              2,985,920
Duke Energy Corp.                   5,000,000   5.17*           01/13/99              4,990,665
Duke Energy Corp.                   5,000,000   5.15*           02/04/99              4,974,965
Duke Energy Corp.                   3,000,000   5.20*           02/08/99              2,983,100
Fleet Funding Corp.                 5,000,000   5.30*           01/11/99              4,991,903
Fleet Funding Corp.                 5,000,000   5.45*           01/14/99              4,989,403
Ford Motor Credit Co.               4,000,000   5.02%*          01/22/99              3,987,729
General Electric Capital Corp.      5,000,000   5.01*           01/25/99              4,982,604
Gillette Inc.                       5,000,000   5.12*           01/07/99              4,995,022
Gillette Inc.                       5,000,000   5.12*           01/08/99              4,994,311
Gillette Inc.                       7,000,000   5.12*           01/12/99              6,988,053
GTE Funding Inc.                    5,000,000   5.16*           02/16/99              4,966,317
Lucent Technologies Inc.            5,000,000   5.15*           01/29/99              4,979,257
Lucent Technologies Inc.            8,000,000   5.10*           02/03/99              7,961,467
Merrill Lynch & Co. Inc.            5,000,000   5.23*           01/19/99              4,986,199
Merrill Lynch & Co. Inc.            5,000,000   5.30*           01/27/99              4,980,125
Merrill Lynch & Co. Inc.            5,000,000   5.20*           02/23/99              4,961,000
National Rural Utilities Inc.       5,000,000   5.00*           01/11/99              4,992,361
National Rural Utilities Inc.       5,000,000   5.12*           02/19/99              4,964,444
National Rural Utilities Inc.       3,000,000   5.04*           03/23/99              2,965,560
Receivables Captial Corp.           2,159,000   5.22*           01/14/99              2,154,584
USAA Capital Corp.                  5,000,000   5.16*           01/12/99              4,991,400
USAA Capital Corp.                  3,000,000   5.15*           01/20/99              2,991,417
USAA Capital Corp.                  4,000,000   5.11*           01/28/99              3,984,102
USAA Capital Corp.                  3,000,000   5.00*           03/31/99              2,962,500
Winn-Dixie, Inc.                    5,000,000   5.03*           01/05/99              4,996,507
                                 ------------                                      ------------
                                 $178,351,000              (Value $ 177,703,887)   $177,671,385
                                 ------------                                      ------------

Short-Term Corporate Bonds and Notes-10.7%

Asssociates Corp. of N.A.        $  5,500,000   6.75%           10/15/99           $  5,581,958
Avco Financial Corp.                2,000,000   7.25            07/15/99              2,015,366
Ford Motor Corp.                      530,000   5.625           01/15/99                530,027
GMAC Corp.                          5,594,000   7.75            01/15/99              5,599,099
GMAC Corp.                          1,000,000   8.50            01/15/99              1,001,101
GMAC Corp.                            750,000   6.04            03/19/99                751,164
GMAC Corp.                          1,500,000   7.50            07/22/99              1,519,939
Household Finance Corp.             2,500,000   7.28%           07/22/99              2,530,170
Household Finance Corp.             1,600,000   8.86            12/15/99              1,657,661
IBM Corp.                           1,500,000   5.40            01/27/99              1,499,969
Morgan Stanley Dean Witter
 Corp.                              4,000,000   6.125           01/05/99              4,000,153
Morgan Stanley Dean Witter
 Corp.                              1,000,000   7.44            06/08/99              1,007,182
Pepsico                               500,000   6.25            09/01/99                503,204
Transamerica Financial Corp.        2,500,000   6.80            03/15/99              2,505,716
                                 ------------                                      ------------
                                 $ 30,474,000              (Value $ 30,727,466)    $ 30,702,709
                                 ------------                                      ------------

Federal Funds Sold-13.8%


                                     Par        Coupon        Maturity Date           Cost
                                     ---        ------        -------------           ----

BankBoston                       $ 13,811,096   4.875%          01/04/99           $ 13,811,096
Fleet Bank, N.A.                   11,765,000   4.75            01/04/99             11,765,000
U. S. Trust Co.                    13,842,416   4.938           01/04/99             13,842,416
                                 ------------                                      ------------
                                 $ 39,418,512              (Value $ 39,418,512)    $ 39,418,512
                                 ------------                                      ------------

Total Investments-99.8%                                    (Value $286,146,809)    $286,109,400
                                                                                   ------------

Other assets in excess of liabilities-0.2%                                              519,234
                                                                                   ------------

Net assets-100%                                                                    $286,628,634
                                                                                   ============

--------------------
*     Annualized yield on date of purchase.
**    Rate changes weekly.

                     See notes to financial statements.

                          BANK INVESTMENT FUND-LIQUIDITY FUND

                        NOTES TO FINANCIAL STATEMENTS

NOTE 1. Organization:

      The Bank Investment Fund (the "Corporation") was organized effective April 7, 1985 pursuant to a Special Act of the Commonwealth of Massachusetts (Acts of 1984, Chapter 482, as amended,) under the chartered name "Co-operative Bank Investment Fund" and does business under the name "Bank Investment Fund." The Corporation is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Corporation invests and manages two mutual funds derived from the voluntary subscriptions made by eligible banks.

      Liquidity Fund (the "Fund") is a no-load, diversified, open-end money market fund, which commenced operations on October 12, 1988. Fund shares are currently offered to the following eligible investors: Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts and the National Cooperative Bank.

      Because more than one fund will be operated by the Corporation, operating expenses related directly to a single fund operation will be charged directly to that fund. Common or indirect expenses will be allocated among funds in proportion to the ratio of the net assets of each fund to total net assets of the Corporation or on such other basis as the Board of Directors of the Corporation may determine from time to time to be fair and equitable.

NOTE 2. Significant Accounting Policies:

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Accounting for investments:

      Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The Fund's investment securities are carried at their amortized cost, which does not take into account unrealized appreciation or depreciation. Interest income is accrued on all debt securities on a daily basis and includes accretion of original issue discount. Premiums, if any, and discounts are amortized or accreted on a straight line basis, which approximates the income method.

Repurchase agreements:

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

Federal income taxes:

      The Corporation's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Dividends to shareholders:

      The Fund distributes all of its net investment income on a daily basis. Dividends are declared on each day that the Fund is open for business. Investors receive dividends in additional shares unless they elect to receive cash. Payment is made in additional shares at the net asset value on the payable date or in cash, on a monthly basis. Distributions of realized net capital gains, if any, are declared and paid once each year and are reinvested in additional shares at net asset value or, at each shareholder's option, paid in cash.

Net asset value:

      The net asset value per share is determined daily by dividing the value of all investment securities and all other assets, less liabilities, by the number of shares outstanding. The Fund has established procedures reasonably designed to stabilize the net asset value per share at $1,000.

NOTE 3. Shares of Beneficial Interest:

      Chapter 482 of the Acts of 1984, as amended by Chapter 244, Acts of 1986, of the Commonwealth of Massachusetts permits the directors to issue an unlimited number of full and fractional shares of beneficial interest (no par, non-voting, with a stated value of $1,000 per share).

      Transactions in shares of beneficial interest are summarized as follows:


                                                 Year Ended                       Year Ended
                                              December 31, 1998                December 31, 1997
                                        -----------------------------     ---------------------------
                                           Shares           Amount          Shares          Amount
                                           ------           ------          ------          ------

Sold                                    1,468,133.7242   $1,468,133,724   763,373.3134   $763,373,313
Issued in reinvestement
 of dividends                               9,254.9275        9,254,927     7,740.8565      7,740,856
                                        -------------------------------------------------------------
                                        1,477,388.6517    1,477,388,651   771,114.1699    771,114,169
Redeemed                                1,425,964.4817    1,425,964,481   746,117.2619    746,117,261
                                        -------------------------------------------------------------
Net increase                               51,424.1700   $   51,424,170    24,996.9080   $ 24,996,908
                                        =============================================================


NOTE 4. Distribution Expenses:

      The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the Investment Company Act of 1940, to use the assets of the Fund to finance certain activities relating to the distribution of its shares to investors. The Plan authorizes the Fund to pay for the cost of preparing, printing, and distributing offering circulars to prospective investors, direct payments to sales personnel, for certain other direct or indirect marketing expenses, and for the cost of implementing and operating the Plan. Plan expenses may not exceed an amount computed at an annual rate of .12 of 1% of the Fund's average daily net assets. The Fund paid or accrued $71,549 (.02% of average net assets) pursuant to the Plan for the year ended December 31, 1998.

NOTE 5. Pension Plans:

      The Fund is a participating employer in the Co-operative Banks Employees Retirement Association, and has, in effect, a Defined Contribution Plan covering all eligible officers and employees. Under the Plan, contributions by employees are doubled by the Fund, up to a maximum of 10% of each employee's salary. Effective January 1, 1989, the Fund also participates in a Defined Benefit Plan, which covers all eligible employees, and is funded currently. The Fund's contributions to these multi-employer plans for the year ended December 31, 1998 was $20,207.

NOTE 6. Transactions With Related Parties:

      The Incorporators of the Corporation are the Directors of The Co-operative Central Bank, which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks. The Board of Directors of the Corporation is elected by the Incorporators.

      The Fund reimburses The Co-operative Central Bank and/or the Bank Investment Fund-Fund One for its proportionate share of expense items used in common. All fees and expenses for the Fund are estimated and accrued daily. Annual operating expenses were .15% of the Fund's net assets for the year ended December 31, 1998. As reimbursement of allocated expenses, the Fund paid or accrued $24,200 to the Bank Investment Fund-Fund One, for the year ended December 31, 1998.



            The following sheets are perforated for your removal and use in the establishment or updating of your account.


                            BANK INVESTMENT FUND
                               LIQUIDITY FUND
                          ACCOUNT APPLICATION FORM

REGISTRATION. The account should be registered as follows:
                                                         DATE: ____________

NAME: _____________________________________________________________________
POST OFFICE BOX: __________________________________________________________
STREET ADDRESS: ___________________________________________________________
CITY/TOWN: ________________________________ STATE: ________________________
ZIP CODE: ______________________ TELEPHONE NUMBER: ________________________
TAX ID NUMBER _____________________________________________________________
INITIAL INVESTMENT: $ __________________________________  (Minimum $50,000)

                           MONTHLY CASH DIVIDENDS

[ ] Check if dividends are to be paid monthly in cash. Otherwise dividends will be AUTOMATICALLY REINVESTED in additional shares of the Fund.

                         TELEPHONE REDEMPTION ORDERS

      Redemption proceeds will be sent ONLY to the bank or trust company listed below, for credit to the investor's account. The investor hereby authorizes the BANK INVESTMENT FUND to honor telephone or written instructions, without a signature guarantee, for redemption of Fund shares. THE FUND and its Agents will not be liable for any loss, expense or cost arising out of such transactions.

      Enclose a specimen copy of your check or deposit slip (marked VOID) for the bank account listed below. To facilitate the wiring of your redemption proceeds the indicated bank should be a commercial bank.

Name of Bank: _____________________________________________________________

Bank Account No. __________________________________________________________

Bank Address: _____________________________________________________________
              street
              ____________________________________________ MA _____________
              city                                                    zip

Name on Account: __________________________________________________________

Bank Routing/Transit No.: _________________________________________________

          AUTHORIZED PERSONS-TELEPHONE INVESTMENTS AND REDEMPTIONS

           Authorized person         Title                  Initials
           -----------------         -----                  --------
1. ________________________________________________________________________

2. ________________________________________________________________________

3. ________________________________________________________________________

4. ________________________________________________________________________

5. ________________________________________________________________________

                            CORPORATE RESOLUTIONS

      We have enclosed with this application form the necessary corporate resolutions to authorize corporate officers to make wire or cash payment transfers to the Bank Investment Fund and to purchase, sell or exchange shares of beneficial ownership in the Bank Investment Fund.

                         SIGNATURE AND CERTIFICATION

      We have received and read the Offering Circular, and agree to its terms and conditions by signing below. By the execution of this Application, the undersigned represent and warrant that they are duly authorized to sign this Application and to purchase or redeem shares of the Fund on behalf of the investor.

      The undersigned hereby certify under penalty of perjury that the above Taxpayer Identification Number is correct and that the investor is not subject to backup withholding.

      We further certify and agree that the certifications, authorizations and appointments in this document will continue until the Bank Investment Fund receives actual written notice of any change thereof.

Signature _____________________________ Title _____________________________

Signature _____________________________ Title _____________________________

Two signatures are required, one of which should be the Secretary or Clerk of the corporation.

                             SIGNATURE GUARANTEE

      In order to facilitate telephone redemptions, you must have your signature(s) on this application guaranteed by a commercial bank or stock exchange member firm.

___________________________________________________________________________
Name of Bank or Investment Dealer

___________________________________________________________________________
By (signature of authorized person)

___________________________________________________________________________
Title (authorized person)

                     CERTIFICATE OF CORPORATE RESOLUTION

      For Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts and the National Cooperative Bank only. This form authorizes the individuals below to redeem shares by telephone or exchange.

      The undersigned is Secretary or Clerk of ________________________ and Hereby certifies that the following individuals: (name of corporation)

              Name                          Title
              ----                          -----

__________________________________________________________________________

___________________________________________________________________________

___________________________________________________________________________

are duly authorized by corporate resolution or otherwise to act on behalf of the eligible bank in connection with its ownership of shares in the Bank Investment Fund, Liquidity Fund and in particular to give instructions for the purchase, sale or exchange of any said shares and to execute any necessary forms in connection therewith.

      The Bank Investment Fund will consider this authorization to be in full force and in effect until otherwise notified in writing.

      IN WITNESS WHEREOF, the undersigned has executed this Certificate the _______________ day of ___________________ 19__________.

___________________________________________________________________________
Secretary or Clerk


                            FINANCIAL STATEMENTS

      As required by applicable statutes, semi-annual financial statements are furnished to the shareholder, the Commissioner of Banks and the Securities and Exchange Commission.

                           ADDITIONAL INFORMATION

      The Bank Investment Fund (the "Corporation") has filed with the Securities and Exchange Commission in Washington, D.C., under the chartered name the "Co-operative Bank Investment Fund" a registration statement on Form N-1A (together with all amendments and exhibits thereto, hereinafter referred to as the "Registration Statement") under the Investment Company Act of 1940. This Offering Circular does not contain all of the information in the Registration Statement. The Registration Statement may be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission; or:

         By Phone:   1-800-Sec-0330
         By mail:    Public Reference Section
                     Securities and Exchange Commission
                     Washington, D.C. 20549-6009
                     (duplicating fee required)
         On the Internet: www.sec.gov
         (Investment Company Act File No. 811-4421)

      The Corporation will provide, without charge to any person to whom this Offering Circular is delivered on the written or oral request of any such person, a copy of the Registration Statement and the additional information contained therein and documents relating to certain exemptions from the Investment Company Act of 1940 (see ORGANIZATION). Written requests should be directed to the Bank Investment Fund, 75 Park Plaza, Boston, MA 02116-3934. Telephone requests may be directed collect to 617-695-0415.

                       ==============================

                            BANK INVESTMENT FUND

                               LIQUIDITY FUND




                                75 Park Plaza
                            Boston, MA 02116-3934
                                617-695-0415

                       ==============================